Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® International Index Fund

July 31, 2021

ZEI-QTLY-0921
1.9881632.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR		952	$4,779
YPF SA Class D sponsored ADR (a)		7,798	33,999

TOTAL ARGENTINA			38,778

Australia - 4.0%
Afterpay Ltd. (a)		8,432	598,115
AGL Energy Ltd.		27,518	146,003
AMP Ltd.		6,802	5,191
Ampol Ltd.		8,955	185,648
APA Group unit		43,265	302,578
Aristocrat Leisure Ltd.		22,559	689,347
ASX Ltd.		7,395	417,268
Aurizon Holdings Ltd.		70,682	200,218
AusNet Services		57,486	76,990
Australia & New Zealand Banking Group Ltd.		110,341	2,243,782
BHP Group Ltd.		114,203	4,485,759
BlueScope Steel Ltd.		18,543	329,172
Brambles Ltd.		54,016	460,613
Cimic Group Ltd.		237	3,585
Cochlear Ltd.		2,450	441,105
Coles Group Ltd.		52,998	680,231
Commonwealth Bank of Australia		68,719	5,025,294
Computershare Ltd.		20,037	229,385
Crown Ltd. (a)		13,164	83,176
CSL Ltd.		17,670	3,746,333
Dexus unit		41,887	315,995
Dominos Pizza Enterprises Ltd.		2,165	185,332
Endeavour Group Ltd. (a)		47,273	230,003
Evolution Mining Ltd.		70,192	215,313
Fortescue Metals Group Ltd.		66,310	1,212,160
Goodman Group unit		66,829	1,110,321
Insurance Australia Group Ltd.		90,849	323,347
Lendlease Group unit		28,381	253,469
Macquarie Group Ltd.		13,420	1,545,193
Magellan Financial Group Ltd.		5,087	182,436
Medibank Private Ltd.		103,109	250,456
Mirvac Group unit		144,124	302,489
National Australia Bank Ltd.		127,879	2,433,375
Newcrest Mining Ltd.		34,365	668,045
Northern Star Resources Ltd.		44,214	331,603
Orica Ltd.		15,158	137,823
Origin Energy Ltd.		65,520	197,616
Qantas Airways Ltd.		31,372	105,673
QBE Insurance Group Ltd.		58,840	470,227
Ramsay Health Care Ltd.		6,725	316,540
REA Group Ltd.		1,928	228,727
Reece Ltd.		13,201	227,754
Rio Tinto Ltd.		14,666	1,435,952
Santos Ltd.		69,650	329,677
Scentre Group unit		194,037	370,225
SEEK Ltd.		12,347	265,211
Sonic Healthcare Ltd.		17,054	500,853
South32 Ltd.		176,372	384,409
Stockland Corp. Ltd. unit		87,693	283,155
Suncorp Group Ltd.		47,264	400,261
Sydney Airport unit (a)		44,169	253,149
Tabcorp Holdings Ltd.		88,386	321,067
Telstra Corp. Ltd.		151,006	418,884
The GPT Group unit		73,973	253,511
TPG Telecom Ltd.		1,559	7,070
Transurban Group unit		106,840	1,121,185
Treasury Wine Estates Ltd.		26,269	229,595
Vicinity Centres unit		136,928	156,254
Washington H. Soul Pattinson & Co. Ltd.		3,531	84,603
Wesfarmers Ltd.		43,156	1,936,306
Westpac Banking Corp.		142,164	2,553,613
WiseTech Global Ltd.		5,141	116,162
Woodside Petroleum Ltd.		38,289	615,636
Woolworths Group Ltd.		49,444	1,406,386

TOTAL AUSTRALIA			45,036,854

Austria - 0.1%
Erste Group Bank AG		11,445	444,092
OMV AG		5,521	298,124
Raiffeisen International Bank-Holding AG		6,725	159,232
Verbund AG		2,977	274,925
Voestalpine AG		4,563	201,250

TOTAL AUSTRIA			1,377,623

Bailiwick of Jersey - 0.5%
Experian PLC		35,611	1,567,803
Ferguson PLC		8,660	1,214,574
Glencore Xstrata PLC		387,495	1,740,298
Polymetal International PLC		14,455	314,915
WPP PLC		47,927	619,841

TOTAL BAILIWICK OF JERSEY			5,457,431

Belgium - 0.5%
Ageas		6,995	369,751
Anheuser-Busch InBev SA NV		29,562	1,865,722
Colruyt NV		2,219	126,192
Elia System Operator SA/NV		1,265	149,685
Galapagos Genomics NV (a)		27	1,636
Groupe Bruxelles Lambert SA		3,951	459,782
KBC Groep NV		9,747	785,086
Proximus		5,302	108,966
Sofina SA		622	291,597
Solvay SA Class A		3,106	414,505
UCB SA		5,033	544,500
Umicore SA		7,787	482,928

TOTAL BELGIUM			5,600,350

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)		164,000	254,933
Alibaba Pictures Group Ltd. (a)		480,000	58,061
Beijing Enterprises Water Group Ltd.		140,000	51,344
Brilliance China Automotive Holdings Ltd. (b)		110,000	103,331
China Gas Holdings Ltd.		124,600	384,808
China Resource Gas Group Ltd.		34,000	209,570
China Youzan Ltd. (a)		520,000	74,275
CK Infrastructure Holdings Ltd.		25,000	151,039
Cosco Shipping Ports Ltd.		75,757	54,007
Credicorp Ltd. (United States) (a)		2,933	296,116
GOME Electrical Appliances Holdings Ltd. (a)		423,000	46,267
HengTen Networks Group Ltd. (a)(b)		100,000	44,009
Hongkong Land Holdings Ltd.		40,109	182,095
Hopson Development Holdings Ltd.		26,000	86,152
Jardine Matheson Holdings Ltd.		8,435	501,376
Kunlun Energy Co. Ltd.		142,000	122,793
Nine Dragons Paper (Holdings) Ltd.		57,000	71,808
Shanghai Industrial Urban Development Group Ltd.		2,400	204
Shenzhen International Holdings Ltd.		37,937	49,989

TOTAL BERMUDA			2,742,177

Brazil - 1.1%
Ambev SA		188,500	602,245
Americanas SA (a)		13,601	128,221
Atacadao SA		18,300	66,724
B3 SA - Brasil Bolsa Balcao		250,700	734,061
Banco Bradesco SA		41,371	164,030
Banco do Brasil SA		30,800	187,050
Banco Inter SA unit		14,350	195,567
Banco Santander SA (Brasil) unit		15,100	117,535
BB Seguridade Participacoes SA		21,500	88,217
BRF SA (a)		23,000	113,140
BTG Pactual Participations Ltd. unit		47,600	267,417
CCR SA		47,900	119,560
Centrais Eletricas Brasileiras SA (Electrobras)		12,600	97,374
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		11,200	76,254
Companhia Siderurgica Nacional SA (CSN)		25,100	225,301
Cosan SA		36,108	177,134
CPFL Energia SA		9,500	46,184
Energisa SA unit		5,500	45,145
ENGIE Brasil Energia SA		9,450	68,821
Equatorial Energia SA		31,600	146,829
Hapvida Participacoes e Investimentos SA (c)		42,500	116,119
Hypermarcas SA		22,900	156,748
JBS SA		37,200	228,918
Klabin SA unit (a)		25,200	118,349
Localiza Rent A Car SA		23,130	276,010
Lojas Renner SA		33,149	262,863
Magazine Luiza SA		129,232	511,147
Natura & Co. Holding SA (a)		33,893	349,781
Notre Dame Intermedica Participacoes SA		19,170	294,456
Petrobras Distribuidora SA		45,378	246,831
Petroleo Brasileiro SA - Petrobras (ON)		147,444	778,517
Raia Drogasil SA		59,900	290,285
Rede D'Oregon Sao Luiz SA (c)		8,200	108,635
Rumo SA (a)		48,900	193,976
Sul America SA unit		1,433	8,235
Suzano Papel e Celulose SA (a)		27,722	287,799
Telefonica Brasil SA		18,000	142,424
TIM SA		24,900	54,120
Totvs SA		18,800	127,638
Ultrapar Participacoes SA		27,000	91,655
Vale SA		154,273	3,221,568
Via Varejo SA (a)		48,700	117,723
Weg SA		69,460	476,248

TOTAL BRAZIL			12,126,854

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (a)		4,020	83,704
Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)		10,114	654,297
Air Canada (a)		5,797	116,070
Algonquin Power & Utilities Corp.		23,081	367,786
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		33,100	1,334,241
AltaGas Ltd.		11,218	237,470
ATCO Ltd. Class I (non-vtg.)		2,618	94,597
B2Gold Corp.		38,778	162,559
Ballard Power Systems, Inc. (a)		8,700	140,862
Bank of Montreal		24,961	2,471,491
Bank of Nova Scotia		46,595	2,908,266
Barrick Gold Corp. (Canada)		70,975	1,545,111
Bausch Health Cos., Inc. (Canada) (a)		12,120	354,585
BCE, Inc.		3,399	169,650
BlackBerry Ltd. (a)		19,499	198,491
Brookfield Asset Management Reinsurance Partners Ltd. (a)		334	18,081
Brookfield Asset Management, Inc. (Canada) Class A		49,894	2,693,460
Brookfield Renewable Corp.		5,503	233,511
CAE, Inc. (a)		11,163	340,634
Cameco Corp.		15,787	280,790
Canadian Apartment Properties (REIT) unit		3,456	172,717
Canadian Imperial Bank of Commerce		17,274	2,008,608
Canadian National Railway Co.		27,550	2,993,490
Canadian Natural Resources Ltd.		46,156	1,523,118
Canadian Pacific Railway Ltd.		25,866	1,920,669
Canadian Tire Ltd. Class A (non-vtg.)		2,130	327,695
Canadian Utilities Ltd. Class A (non-vtg.)		4,161	121,902
CCL Industries, Inc. Class B		5,905	338,652
Cenovus Energy, Inc. (Canada)		51,843	432,579
CGI, Inc. Class A (sub. vtg.) (a)		8,922	811,605
Constellation Software, Inc.		773	1,238,206
Dollarama, Inc.		11,680	550,016
Emera, Inc.		9,462	441,322
Empire Co. Ltd. Class A (non-vtg.)		6,511	213,815
Enbridge, Inc.		78,493	3,094,169
Fairfax Financial Holdings Ltd. (sub. vtg.)		1,097	462,101
First Quantum Minerals Ltd.		23,976	513,497
FirstService Corp.		1,461	272,128
Fortis, Inc. (d)		18,379	833,507
Franco-Nevada Corp.		7,654	1,224,235
George Weston Ltd.		3,251	337,139
GFL Environmental, Inc.		5,892	205,247
Gildan Activewear, Inc.		7,988	275,380
Great-West Lifeco, Inc.		11,885	357,617
Hydro One Ltd. (c)		12,477	308,025
iA Financial Corp, Inc.		4,164	230,362
IGM Financial, Inc.		3,008	106,158
Imperial Oil Ltd. (d)		9,529	261,062
Intact Financial Corp.		6,266	853,815
Inter Pipeline Ltd.		14,375	230,212
Ivanhoe Mines Ltd. (a)		24,624	182,766
Keyera Corp.		8,530	228,360
Kinross Gold Corp.		50,901	333,329
Kirkland Lake Gold Ltd.		10,728	458,752
Lightspeed POS, Inc. (Canada) (a)		3,786	324,189
Loblaw Companies Ltd.		7,306	494,250
Lundin Mining Corp.		26,718	243,494
Magna International, Inc. Class A (sub. vtg.)		11,144	934,324
Manulife Financial Corp.		75,757	1,464,619
Metro, Inc.		10,473	543,125
National Bank of Canada		13,170	1,008,018
Northland Power, Inc.		8,298	291,188
Nutrien Ltd.		22,025	1,309,566
Nuvei Corp. (c)		2,273	186,726
Onex Corp. (sub. vtg.)		2,940	224,105
Open Text Corp.		10,148	527,084
Pan American Silver Corp.		8,472	237,809
Parkland Corp.		5,722	182,126
Pembina Pipeline Corp.		21,685	716,808
Power Corp. of Canada (sub. vtg.)		23,001	734,129
Quebecor, Inc. Class B (sub. vtg.)		6,318	165,293
Restaurant Brands International, Inc.		8,968	611,860
Restaurant Brands International, Inc.		1,853	126,356
RioCan (REIT)		13,713	248,298
Ritchie Bros. Auctioneers, Inc.		4,094	244,406
Rogers Communications, Inc. Class B (non-vtg.)		13,831	705,962
Royal Bank of Canada		54,751	5,537,417
Saputo, Inc.		9,432	272,164
Shaw Communications, Inc. Class B		17,857	521,569
Shopify, Inc. Class A (a)		4,357	6,541,088
SSR Mining, Inc.		88	1,433
Sun Life Financial, Inc.		22,753	1,185,067
Suncor Energy, Inc.		59,885	1,178,884
TC Energy Corp.		36,556	1,782,090
Teck Resources Ltd. Class B (sub. vtg.)		18,617	424,986
TELUS Corp.		15,868	352,439
The Toronto-Dominion Bank		69,834	4,643,099
Thomson Reuters Corp.		6,807	721,293
TMX Group Ltd.		2,265	248,740
Toromont Industries Ltd.		3,103	262,223
West Fraser Timber Co. Ltd.		3,426	245,746
Wheaton Precious Metals Corp.		18,384	849,206
WSP Global, Inc.		4,454	528,689
Yamana Gold, Inc.		35,546	159,268

TOTAL CANADA			75,163,343

Cayman Islands - 6.4%
21Vianet Group, Inc. ADR (a)		3,216	55,733
3SBio, Inc. (a)(c)		53,000	44,126
51job, Inc. sponsored ADR (a)		998	71,876
AAC Technology Holdings, Inc.		31,000	185,693
Abu Dhabi Islamic Bank		68,423	103,012
Agile Property Holdings Ltd.		40,000	43,752
Agora, Inc. ADR (a)		1,741	54,981
Airtac International Group		5,000	161,734
Akeso, Inc. (a)(c)		10,000	66,335
Alibaba Group Holding Ltd. (a)		590,244	14,415,385
Anta Sports Products Ltd.		44,000	958,571
ASM Pacific Technology Ltd.		200	2,574
Autohome, Inc. ADR Class A		2,458	111,347
Baidu.com, Inc. sponsored ADR (a)		10,520	1,725,385
Baozun, Inc. sponsored ADR (a)(d)		2,195	54,260
BeiGene Ltd. ADR (a)		1,813	573,978
Bilibili, Inc. ADR (a)		6,340	542,577
Bosideng International Holdings Ltd.		128,000	79,885
Budweiser Brewing Co. APAC Ltd. (c)		63,900	178,433
Burning Rock Biotech Ltd. ADR (a)		1,567	35,696
Chailease Holding Co. Ltd.		46,981	390,255
China Aoyuan Group Ltd.		41,000	26,169
China Conch Venture Holdings Ltd.		62,500	228,007
China East Education Holdings Ltd. (c)		22,000	25,592
China Education Group Holdings Ltd.		31,000	56,167
China Evergrande Group		69,000	46,704
China Feihe Ltd. (c)		148,000	284,148
China Hongqiao Group Ltd.		82,000	108,684
China Liansu Group Holdings Ltd.		39,000	81,200
China Literature Ltd. (a)(c)		14,600	135,270
China Medical System Holdings Ltd.		49,000	99,373
China Meidong Auto Holding Ltd.		22,000	118,618
China Mengniu Dairy Co. Ltd.		130,000	705,108
China Overseas Property Holdings Ltd.		50,000	46,776
China Resources Cement Holdings Ltd.		94,000	77,536
China Resources Land Ltd.		132,000	441,633
China Resources Mixc Lifestyle Services Ltd. (c)		12,200	73,864
China State Construction International Holdings Ltd.		64,000	39,860
China Yuhua Education Corp. Ltd. (c)		54,000	33,424
Chindata Group Holdings Ltd. ADR (a)		3,026	37,764
Chow Tai Fook Jewellery Group Ltd.		70,400	147,302
CIFI Holdings Group Co. Ltd.		133,655	80,491
CK Asset Holdings Ltd.		79,745	543,356
CK Hutchison Holdings Ltd.		107,000	782,072
Country Garden Holdings Co. Ltd.		281,827	275,620
Country Garden Services Holdings Co. Ltd.		60,000	486,801
Dali Foods Group Co. Ltd. (c)		62,500	33,859
Daqo New Energy Corp. ADR (a)		1,936	114,708
ENN Energy Holdings Ltd.		31,800	664,960
ESR Cayman Ltd. (a)(c)		73,000	256,449
Ever Sunshine Lifestyle Services Group Ltd.		26,000	51,858
Futu Holdings Ltd. ADR (a)		1,955	200,309
Gaotu Techedu, Inc. ADR (a)(d)		4,443	14,173
GDS Holdings Ltd. ADR (a)		3,287	193,802
Geely Automobile Holdings Ltd.		232,000	774,712
Genscript Biotech Corp.		46,000	201,849
Greentown China Holdings Ltd.		29,500	32,495
Greentown Service Group Co. Ltd.		54,000	58,717
Haidilao International Holding Ltd. (c)		38,000	142,785
Haitian International Holdings Ltd.		25,000	91,524
Hansoh Pharmaceutical Group Co. Ltd. (c)		44,000	157,686
Hengan International Group Co. Ltd.		30,500	181,128
Huazhu Group Ltd. ADR (a)		7,309	328,759
Hutchison China Meditech Ltd. sponsored ADR (a)		3,179	133,677
HUYA, Inc. ADR (a)		2,725	34,853
I-Mab ADR (a)		1,169	91,276
Innovent Biologics, Inc. (a)(c)		48,500	494,602
iQIYI, Inc. ADR (a)		10,438	116,488
JD Health International, Inc. (c)		10,500	112,754
JD.com, Inc. sponsored ADR (a)		33,640	2,384,403
Jiayuan International Group Ltd.		11	4
Jinxin Fertility Group Ltd. (c)		46,000	86,304
Jiumaojiu International Holdings Ltd. (c)		26,000	77,453
JOYY, Inc. ADR		2,178	116,414
Kaisa Group Holdings Ltd.		94,285	25,600
KE Holdings, Inc. ADR (a)		13,930	306,321
Kingboard Chemical Holdings Ltd.		25,500	133,552
Kingboard Laminates Holdings Ltd.		35,500	70,989
Kingdee International Software Group Co. Ltd. (a)		105,000	326,979
Kingsoft Cloud Holdings Ltd. ADR (a)		2,040	59,160
Kingsoft Corp. Ltd.		35,000	163,039
Koolearn Technology Holding Ltd. (a)(c)		1,500	932
Kuaishou Technology Class B (c)		11,000	155,846
KWG Property Holding Ltd.		44,500	48,788
Lee & Man Paper Manufacturing Ltd.		43,000	32,093
Legend Biotech Corp. ADR (a)		5	215
Li Ning Co. Ltd.		88,500	932,700
Logan Property Holdings Co. Ltd.		45,000	47,947
Longfor Properties Co. Ltd. (c)		67,500	314,867
Lufax Holding Ltd. ADR (a)		6,408	48,060
Meituan Class B (a)(c)		139,900	3,871,233
Melco Crown Entertainment Ltd. sponsored ADR (a)		7,563	105,277
Microport Scientific Corp.		24,000	180,823
Ming Yuan Cloud Group Holdings Ltd.		14,000	52,245
Minth Group Ltd.		26,000	109,739
Momo, Inc. ADR		5,774	71,540
NetEase, Inc. ADR		15,840	1,619,006
New Oriental Education & Technology Group, Inc. sponsored ADR		60,874	132,097
NIO, Inc. sponsored ADR (a)		50,263	2,245,751
Noah Holdings Ltd. sponsored ADR (a)		1,401	54,079
OneConnect Financial Technology Co. Ltd. ADR (a)		4,130	32,751
Perennial Energy Holdings Ltd.		30,000	5,791
Pinduoduo, Inc. ADR (a)		17,050	1,561,951
Ping An Healthcare and Technology Co. Ltd. (a)(c)		17,200	160,465
Powerlong Real Estate Holding Ltd.		51,000	34,520
RLX Technology, Inc. ADR		4,758	20,745
Sands China Ltd. (a)		102,800	351,214
Sany Heavy Equipment International Holdings Co. Ltd.		38,000	41,711
Sea Ltd. ADR (a)		494	136,423
Seazen Group Ltd.		80,000	59,605
Shenzhou International Group Holdings Ltd.		33,900	752,352
Shimao Property Holdings Ltd.		44,000	86,741
Shimao Services Holdings Ltd. (c)		21,000	48,641
Silergy Corp.		3,000	407,448
Sino Biopharmaceutical Ltd.		424,250	360,313
Smoore International Holdings Ltd. (c)		48,000	206,302
SSY Group Ltd.		60,000	38,527
Sunac China Holdings Ltd.		107,000	277,443
Sunac Services Holdings Ltd. (c)		22,000	59,451
Sunny Optical Technology Group Co. Ltd.		28,200	853,495
TAL Education Group ADR (a)		16,296	98,917
Tencent Holdings Ltd.		223,400	13,472,840
Tencent Music Entertainment Group ADR (a)		26,400	279,048
Tingyi (Cayman Islands) Holding Corp.		70,000	126,107
Tongcheng-Elong Holdings Ltd. (a)		34,800	78,367
Topsports International Holdings Ltd. (c)		54,000	75,325
Trip.com Group Ltd. ADR (a)		19,881	515,514
Uni-President China Holdings Ltd.		52,000	52,193
Up Fintech Holdings Ltd. ADR (a)(d)		2,845	45,378
Vinda International Holdings Ltd.		15,000	42,272
Vipshop Holdings Ltd. ADR (a)		17,640	293,353
Want Want China Holdings Ltd.		191,000	128,789
Weibo Corp. sponsored ADR (a)		2,323	131,017
Weimob, Inc. (a)(c)		69,000	93,229
WH Group Ltd. (c)		358,500	297,091
Wharf Real Estate Investment Co. Ltd.		67,000	378,059
Wuxi Biologics (Cayman), Inc. (a)(c)		130,000	1,985,653
Wynn Macau Ltd. (a)		55,600	71,475
Xiaomi Corp. Class B (a)(c)		561,600	1,831,976
Xinyi Glass Holdings Ltd.		72,000	268,686
Xinyi Solar Holdings Ltd.		194,968	391,384
XPeng, Inc. ADR (a)		14,901	603,938
Yadea Group Holdings Ltd. (c)		44,000	75,531
Yihai International Holding Ltd.		17,000	102,269
Zai Lab Ltd. ADR (a)		2,987	431,950
Zhen Ding Technology Holding Ltd.		22,000	82,571
Zhenro Properties Group Ltd.		43,000	24,014
Zhongsheng Group Holdings Ltd. Class H		25,500	234,290
ZTO Express, Inc. sponsored ADR		18,463	499,609

TOTAL CAYMAN ISLANDS			71,300,740

Chile - 0.1%
Banco de Chile		1,588,106	145,441
Banco de Credito e Inversiones		2,002	82,572
Banco Santander Chile		2,338,942	115,424
Cencosud SA		60,698	110,089
Cencosud Shopping SA		18,002	27,728
Colbun SA		238,556	34,893
Compania Cervecerias Unidas SA		4,680	50,563
Empresas CMPC SA		38,149	82,442
Empresas COPEC SA		13,850	119,541
Enel Americas SA		733,335	101,919
Enel Chile SA		989,338	51,352
Falabella SA		27,588	107,242

TOTAL CHILE			1,029,206

China - 3.0%
360 Security Technology, Inc. (A Shares) (a)		15,500	28,642
A-Living Smart City Services C (H Shares) (c)		20,500	78,347
Accelink Technologies Co. Ltd. (A Shares)		1,000	4,244
Addsino Co. Ltd. (A Shares)		3,700	11,264
AECC Aero-Engine Control Co. Ltd. (A Shares)		2,900	9,259
AECC Aviation Power Co. Ltd.		5,800	49,235
Agricultural Bank of China Ltd.:
(A Shares)		224,000	101,575
(H Shares)		894,000	297,956
Aier Eye Hospital Group Co. Ltd. (A Shares)		11,469	104,192
Air China Ltd.:
(A Shares)		35,200	35,846
(H Shares)		32,000	20,424
Aluminum Corp. of China Ltd.:
(A shares) (a)		64,900	59,964
(H Shares) (a)		104,000	63,435
Angel Yeast Co. Ltd. (A Shares)		1,700	12,305
Anhui Conch Cement Co. Ltd.:
(A Shares)		8,200	44,925
(H Shares)		62,500	298,781
Anhui Gujing Distillery Co. Ltd. (B Shares)		9,800	132,413
Anhui Honglu Steel Construction Group Co. Ltd.		1,100	8,716
Anhui Kouzi Distillery Co. Ltd. (A Shares)		900	7,654
Apeloa Pharmaceutical Co. Ltd. A Shares		2,700	11,541
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		500	30,738
Autobio Diagnostics Co. Ltd.		1,020	9,749
Avary Holding Shenzhen Co. Ltd. (A Shares)		2,600	14,836
AVIC Capital Co. Ltd. (A Shares)		18,400	11,020
AVIC Electromechanical Systems Co. Ltd. (A Shares)		8,400	12,870
AviChina Industry & Technology Co. Ltd. (H Shares)		88,000	65,905
Avicopter PLC (A Shares)		1,300	10,271
Bank of Beijing Co. Ltd. (A Shares)		34,100	22,640
Bank of Chengdu Co. Ltd. (A Shares)		7,100	11,878
Bank of China Ltd.:
(A Shares)		196,600	90,976
(H Shares)		2,928,000	1,017,452
Bank of Communications Co. Ltd.:
(A Shares)		50,700	33,583
(H Shares)		362,000	209,621
Bank of Hangzhou Co. Ltd. (A Shares)		12,400	23,221
Bank of Jiangsu Co. Ltd. (A Shares)		28,360	27,476
Bank of Nanjing Co. Ltd. (A Shares)		19,400	26,211
Bank of Ningbo Co. Ltd. (A Shares)		14,800	74,212
Bank of Shanghai Co. Ltd. (A Shares)		24,618	27,241
Baoshan Iron & Steel Co. Ltd. (A Shares)		47,600	58,345
BBMG Corp. (A Shares)		10,900	4,268
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)		1,200	7,941
Beijing Capital International Airport Co. Ltd. (H Shares)		64,000	36,731
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		9,100	11,154
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		840	3,433
Beijing Enlight Media Co. Ltd. (A Shares)		6,400	8,805
Beijing New Building Materials PLC (A Shares)		3,500	17,577
Beijing Originwater Technology Co. Ltd. (A Shares)		4,300	4,605
Beijing Shiji Information Technology Co. Ltd. (A Shares)		1,680	5,252
Beijing Shunxin Agriculture Co. Ltd.		1,100	5,315
Beijing Sinnet Technology Co. Ltd. (A Shares)		2,200	5,499
Beijing Thunisoft Corp. Ltd. (A Shares)		1,100	2,981
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		2,900	16,593
Beijing United Information Technology Co. Ltd. (A Shares)		700	10,588
Beijing Yanjing Brewery Co. Ltd. (A Shares)		4,200	4,063
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)		500	12,275
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		82,800	61,638
Betta Pharmaceuticals Co. Ltd. (A Shares)		800	10,203
BGI Genomics Co. Ltd.		900	15,656
BOC International China Co. Ltd.		3,200	7,359
BOE Technology Group Co. Ltd. (A Shares)		71,700	63,694
By-Health Co. Ltd. (A Shares)		3,600	15,288
BYD Co. Ltd.:
(A Shares)		2,600	106,516
(H Shares)		33,000	1,019,979
C&S Paper Co. Ltd. (A Shares)		2,700	8,190
Caitong Securities Co. Ltd.		7,400	11,143
CanSino Biologics, Inc.:
(A Shares) (a)		262	24,694
(H Shares) (a)(c)		2,800	118,541
CGN Power Co. Ltd. (H Shares) (c)		417,000	90,149
Chacha Food Co. Ltd. (A Shares)		700	4,087
Changchun High & New Technology Industry Group, Inc. (A Shares)		900	42,589
Changjiang Securities Co. Ltd. (A Shares)		11,000	11,747
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		700	22,327
Chaozhou Three-Circle Group Co. (A Shares)		3,800	27,347
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		1,100	3,166
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)		4,500	10,990
China Bohai Bank Co. Ltd. (H Shares) (c)		85,000	33,142
China Cinda Asset Management Co. Ltd. (H Shares)		356,000	60,470
China CITIC Bank Corp. Ltd.:
(A Shares)		8,100	5,691
(H Shares)		330,000	147,777
China Communications Services Corp. Ltd. (H Shares)		70,000	29,996
China Construction Bank Corp.:
(A Shares)		123,000	109,647
(H Shares)		3,564,000	2,482,482
China CSSC Holdings Ltd. (A Shares)		8,700	19,914
China Eastern Airlines Corp. Ltd. (A Shares)		42,400	28,938
China Everbright Bank Co. Ltd.:
(A Shares)		75,400	38,508
(H Shares)		120,000	40,921
China Fortune Land Development Co. Ltd. (A Shares)		5,460	3,659
China Galaxy Securities Co. Ltd.:
(A Shares)		6,200	9,144
(H Shares)		145,500	76,016
China Great Wall Securities Co. Ltd. (A Shares)		3,000	4,285
China Greatwall Technology Group Co. Ltd. (A Shares)		5,000	12,342
China Huarong Asset Management Co. Ltd. (b)(c)		250,000	32,814
China International Capital Corp. Ltd.		1,400	11,208
China International Capital Corp. Ltd. (H Shares) (c)		52,800	121,483
China International Travel Service Corp. Ltd. (A Shares)		4,400	164,112
China Jushi Co. Ltd. (A Shares)		8,415	19,418
China Life Insurance Co. Ltd.:
(A Shares)		4,500	19,500
(H Shares)		317,000	528,358
China Longyuan Power Grid Corp. Ltd. (H Shares)		135,000	252,241
China Merchants Bank Co. Ltd.:
(A Shares)		27,300	196,465
(H Shares)		172,000	1,310,282
China Merchants Energy Shipping Co. Ltd. (A Shares)		16,560	9,662
China Merchants Property Operation & Service Co. Ltd. (A Shares)		2,600	5,400
China Merchants Securities Co. Ltd. (A Shares)		19,750	50,648
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		16,600	24,047
China Minsheng Banking Corp. Ltd.:
(A Shares)		26,000	16,015
(H Shares)		381,400	155,090
China Molybdenum Co. Ltd.:
(A Shares)		25,700	27,484
(H Shares)		141,000	103,058
China National Accord Medicines Corp. Ltd. (A Shares)		500	2,699
China National Building Materials Co. Ltd. (H Shares)		143,000	154,572
China National Chemical Engineering Co. Ltd. (A Shares)		10,600	14,322
China National Medicines Corp. Ltd. (A Shares)		1,100	5,167
China National Nuclear Power Co. Ltd. (A Shares)		28,400	21,097
China National Software & Service Co. Ltd. (A Shares)		1,200	10,772
China Northern Rare Earth Group High-Tech Co. Ltd.		9,200	67,917
China Oilfield Services Ltd. (H Shares)		62,000	45,157
China Pacific Insurance (Group) Co. Ltd.		25,700	103,493
China Pacific Insurance (Group) Co. Ltd. (H Shares)		94,400	266,030
China Petroleum & Chemical Corp.:
(A Shares)		62,300	38,471
(H Shares)		1,014,000	463,672
China Railway Group Ltd.:
(A Shares)		52,800	43,064
(H Shares)		126,000	58,370
China Railway Signal & Communications Corp. (A Shares)		9,684	7,584
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		1,500	5,539
China Shenhua Energy Co. Ltd.:
(A Shares)		7,300	19,206
(H Shares)		149,500	282,796
China South Publishing & Media Group Co. Ltd. (A Shares)		5,000	6,423
China Southern Airlines Ltd.:
(A Shares) (a)		45,100	37,342
(H Shares) (a)		32,000	16,842
China State Construction Engineering Corp. Ltd. (A Shares)		85,200	58,809
China Tower Corp. Ltd. (H Shares) (c)		1,548,000	205,174
China TransInfo Technology Co. Ltd. (A Shares)		3,800	9,063
China Vanke Co. Ltd.:
(A Shares)		13,100	41,886
(H Shares)		73,900	192,568
China Yangtze Power Co. Ltd. (A Shares)		53,800	158,200
China Zheshang Bank Co. Ltd.		26,600	14,903
Chongqing Brewery Co. Ltd. (A Shares) (a)		1,000	23,913
Chongqing Changan Automobile Co. Ltd. (A Shares)		13,160	37,475
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares) (a)		1,700	7,993
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		121,000	45,154
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		3,500	85,525
CITIC Securities Co. Ltd.:
(A Shares)		13,500	47,198
(H Shares)		114,500	254,898
Contemporary Amperex Technology Co. Ltd.		5,100	434,429
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)		5,200	4,088
(H Shares)		16,000	6,033
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)		49,270	134,661
(H Shares)		89,050	134,071
CSC Financial Co. Ltd. (A Shares) (a)		8,700	35,533
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		3,136	10,605
DaShenLin Pharmaceutical Group Co. Ltd.		1,800	11,834
DHC Software Co. Ltd. (A Shares)		4,300	4,732
Dong E-E-Jiao Co. Ltd. (A Shares)		1,300	6,134
Dongfang Electric Corp. Ltd. (A Shares)		3,900	7,032
Dongfeng Motor Group Co. Ltd. (H Shares)		96,000	84,991
Dongxing Securities Co. Ltd. (A Shares)		3,700	5,898
East Money Information Co. Ltd. (A Shares)		21,492	103,278
Ecovacs Robotics Co. Ltd. Class A		1,300	34,404
ENN Natural Gas Co. Ltd. (A Shares) (a)		3,600	9,767
Eve Energy Co. Ltd. (A shares)		4,071	70,874
Everbright Securities Co. Ltd. (A Shares)		8,000	18,720
Fangda Carbon New Material Co. Ltd. (A Shares)		8,840	12,039
FAW Jiefang Group Co. Ltd. (A Shares)		7,300	12,450
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		1,700	5,228
Financial Street Holdings Co. Ltd. (A Shares)		7,100	6,219
First Capital Securities Co. Ltd. (A Shares)		9,000	8,678
Flat Glass Group Co. Ltd. (A Shares)		14,100	93,506
Focus Media Information Technology Co. Ltd. (A Shares)		32,500	37,724
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		7,540	133,776
Founder Securities Co. Ltd. (A Shares) (a)		17,100	23,236
Foxconn Industrial Internet Co. Ltd. (A Shares)		13,600	23,616
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		600	15,011
Fujian Sunner Development Co. Ltd. A Shares		1,900	5,487
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		2,500	18,688
(H Shares) (c)		25,600	162,735
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		200	13,642
Ganfeng Lithium Co. Ltd. (A Shares)		7,100	213,897
GCL System Integration Technology Co. Ltd. (a)		7,700	5,077
GEM Co. Ltd. (A Shares)		10,100	18,679
Gemdale Corp. (A Shares)		9,400	12,177
GF Securities Co. Ltd.:
(A Shares)		9,600	22,895
(H Shares)		55,400	78,703
Giant Network Group Co. Ltd. (A Shares)		4,100	6,904
Gigadevice Semiconductor Beijing, Inc. (A Shares)		1,240	44,148
GoerTek, Inc. (A Shares)		7,200	42,466
Gotion High-tech Co. Ltd. (A Shares) (a)		2,700	22,832
Great Wall Motor Co. Ltd.:
(A Shares)		800	7,517
(H Shares)		132,500	636,827
Greenland Holdings Corp. Ltd. (A Shares)		17,955	12,004
GRG Banking Equipment Co. Ltd. (A Shares)		5,500	8,870
Guangdong Haid Group Co. Ltd. (A Shares)		3,500	34,017
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)		4,100	3,350
Guangdong Hongda Blasting Co. Ltd. (A Shares)		1,000	4,847
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		700	22,105
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		1,700	5,496
Guanghui Energy Co. Ltd. (A Shares) (a)		9,000	5,599
Guangzhou Automobile Group Co. Ltd.		17,400	37,647
Guangzhou Automobile Group Co. Ltd. (H Shares)		72,000	62,261
Guangzhou Baiyunshan Pharma Health (A Shares)		2,200	10,214
Guangzhou Haige Communications Group (A Shares)		3,300	5,061
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		1,000	20,517
Guangzhou R&F Properties Co. Ltd. (H Shares)		60,600	53,105
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		1,400	24,018
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		2,380	37,180
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		950	7,938
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares) (a)		4,300	7,008
Guolian Securities Co. Ltd.		3,400	6,593
Guosen Securities Co. Ltd. (A Shares)		11,400	18,666
Guotai Junan Securities Co. Ltd.:
(A Shares)		11,200	28,132
(H Shares) (c)		6,200	7,795
Guoyuan Securities Co. Ltd. (A Shares)		6,110	6,789
Haier Smart Home Co. Ltd.		82,400	282,048
Haier Smart Home Co. Ltd. (A Shares)		14,700	56,830
Haitong Securities Co. Ltd.:
(A Shares)		12,400	21,187
(H Shares)		124,400	102,451
Hangzhou First Applied Material Co. Ltd. (A Shares)		1,980	41,077
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)		2,800	12,623
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)		2,100	11,284
Hangzhou Robam Appliances Co. Ltd. (A Shares)		1,900	11,453
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		2,700	29,121
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		1,000	24,391
(H Shares) (c)		4,500	87,207
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		900	6,886
Heilongjiang Agriculture Co. Ltd. (A Shares)		2,600	5,975
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		5,800	23,051
Hengli Petrochemical Co. Ltd. (A Shares)		12,600	56,921
Hengyi Petrochemical Co. Ltd. (A Shares)		7,200	13,550
Hesteel Co. Ltd. (A Shares)		13,900	5,808
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		1,100	15,776
Hongfa Technology Co. Ltd. (A Shares)		1,500	15,243
Huaan Securities Co. Ltd. (A Shares)		6,630	5,213
Huadian Power International Corp. Ltd.:
(A Shares)		2,800	1,382
(H Shares)		26,000	7,193
Huadong Medicine Co. Ltd. (A Shares)		3,800	20,872
Huafon Chemical Co. Ltd. (A Shares)		9,700	18,450
Huagong Tech Co. Ltd. (A Shares)		1,500	6,512
Hualan Biological Engineer, Inc. (A Shares)		3,810	21,693
Huaneng Power International, Inc.:
(A Shares)		10,900	6,461
(H Shares)		132,000	44,843
Huatai Securities Co. Ltd.:
(A Shares)		10,300	23,018
(H Shares) (c)		66,600	88,273
HUAXI Securities Co. Ltd.		12,200	16,634
Huaxia Bank Co. Ltd. (A Shares)		20,800	17,641
Huaxin Cement Co. Ltd. (A Shares)		1,900	4,358
Huayu Automotive Systems Co. Ltd. (A Shares)		6,000	17,931
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		6,500	3,350
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		1,600	3,747
Huizhou Desay SV Automotive Co. Ltd.		1,000	15,877
Humanwell Healthcare Group Co. Ltd. (A Shares)		3,600	13,188
Hunan Valin Steel Co. Ltd. (A Shares)		12,800	15,234
Hundsun Technologies, Inc. (A Shares)		3,122	26,918
iFlytek Co. Ltd. (A Shares)		4,800	43,532
Industrial & Commercial Bank of China Ltd.:
(A Shares)		224,700	159,619
(H Shares)		2,094,000	1,162,784
Industrial Bank Co. Ltd. (A Shares)		44,400	121,420
Industrial Securities Co. Ltd. (A Shares)		13,500	18,574
Ingenic Semiconductor Co. Ltd. (A Shares)		900	26,465
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		12,700	65,628
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)		95,300	42,035
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		17,800	13,361
Inspur Electronic Information Industry Co. Ltd. (A Shares)		2,945	13,892
Intco Medical Technology Co. Ltd. (A Shares)		700	12,674
JA Solar Technology Co. Ltd. (A Shares)		2,300	21,713
Jafron Biomedical Co. Ltd. (A Shares)		1,700	17,649
Jason Furniture Hangzhou Co. Ltd. (A Shares)		1,600	16,056
JCET Group Co. Ltd. (A Shares)		5,100	30,925
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		4,200	3,829
Jiangsu Eastern Shenghong Co. Ltd.		7,100	29,866
Jiangsu Expressway Co. Ltd. (H Shares)		38,000	40,586
Jiangsu Hengli Hydraulic Co. Ltd.		2,676	40,487
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		13,632	114,728
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		2,400	15,273
Jiangsu Shagang Co. Ltd. (A Shares)		3,100	3,411
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		3,200	80,720
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		400	7,772
Jiangsu Yoke Technology Co. Ltd. (A Shares)		700	11,535
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		1,400	7,386
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		9,100	6,422
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		4,400	5,175
Jiangxi Copper Co. Ltd.:
(A Shares)		3,400	13,586
(H Shares)		43,000	90,193
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		5,900	8,693
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		2,600	5,975
Jinke Properties Group Co. Ltd. (A Shares)		11,400	7,587
JiuGui Liquor Co. Ltd. (A Shares)		800	23,756
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		3,100	5,652
Joinn Laboratories China Co. Ltd. (A Series)		500	14,687
Jointown Pharmaceutical Group (A Shares)		2,600	5,670
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		1,600	9,058
Joyoung Co. Ltd. (A Shares)		1,800	7,006
Juewei Food Co. Ltd.		1,200	12,696
Kingfa Sci & Tech Co. Ltd. (A Shares)		6,900	21,464
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)		4,100	13,376
Kunlun Tech Co. Ltd. (A Shares)		3,000	7,860
Kweichow Moutai Co. Ltd. (A Shares)		2,700	701,588
Lakala Payment Co. Ltd. (A Shares)		2,300	8,714
Laobaixing Pharmacy Chain JSC (A Shares)		560	3,793
Lb Group Co. Ltd. (A Shares)		4,800	22,160
Legend Holdings Corp. rights (a)(b)		438	73
Lens Technology Co. Ltd. (A Shares)		12,300	48,332
Leo Group Co. Ltd. (A Shares)		9,400	3,390
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		3,300	13,166
Leyard Optoelectronic Co. Ltd. (A Shares)		3,800	5,593
Liaoning Chengda Co. Ltd. (A Shares)		3,300	9,974
Lingyi iTech Guangdong Co. (A Shares)		13,000	13,882
Livzon Pharmaceutical Group, Inc. (A Shares)		1,000	6,122
LONGi Green Energy Technology Co. Ltd.		11,480	152,653
Luenmei Quantum Co. Ltd. (A Shares)		2,000	2,637
Luxi Chemical Group Co. Ltd.		3,900	12,126
Luxshare Precision Industry Co. Ltd. (A Shares)		14,693	84,091
Luzhou Laojiao Co. Ltd. (A Shares)		3,200	84,736
Maccura Biotechnology Co. Ltd. (A Shares)		1,500	8,357
Mango Excellent Media Co. Ltd. (A Shares)		4,400	37,514
Maxscend Microelectronics Co. Ltd. (A Shares)		740	46,171
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)		7,900	9,206
Metallurgical Corp. China Ltd. (A Shares)		37,200	21,532
Midea Group Co. Ltd. (A Shares)		8,600	84,530
Mingyang Smart Energy Group Ltd.		3,600	12,012
Montage Technology Co. Ltd. (A Shares)		1,397	14,587
Muyuan Foodstuff Co. Ltd. (A Shares)		11,340	74,185
Nanji E-Commerce Co. Ltd. (A Shares)		6,200	9,845
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		2,301	10,509
Nanjing Securities Co. Ltd. (A Shares)		7,400	11,785
NARI Technology Co. Ltd. (A Shares)		12,600	61,153
NAURA Technology Group Co. Ltd.		1,000	66,858
NavInfo Co. Ltd. (A Shares)		4,800	9,538
New China Life Insurance Co. Ltd.		11,800	73,907
New China Life Insurance Co. Ltd. (H Shares)		18,300	50,041
New Hope Liuhe Co. Ltd. (A Shares) (a)		8,900	15,716
Ninestar Corp. (A Shares)		1,500	8,343
Ningbo Joyson Electronic Corp. (A shares)		1,800	7,051
Ningbo Tuopu Group Co. Ltd. (A Shares)		2,200	11,491
Ningxia Baofeng Energy Group Co. Ltd.		12,900	31,324
Nongfu Spring Co. Ltd. (H Shares) (c)		13,600	70,003
Northeast Securities Co. Ltd. (A Shares)		3,400	4,099
O-film Tech Co. Ltd. (A Shares)		3,800	4,328
Oceanwide Holdings Co., Ltd. (A Shares)		6,000	1,848
Offcn Education Technology Co. A Shares (a)		4,500	9,082
Offshore Oil Enginering Co. Ltd. (A Shares)		6,300	4,017
Oppein Home Group, Inc. (A Shares)		1,060	23,600
Orient Securities Co. Ltd. (A Shares)		10,800	18,252
Ovctek China, Inc. (A Shares)		1,820	25,677
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		11,700	5,179
People's Insurance Co. of China Group Ltd.:
(A Shares)		30,600	23,821
(H Shares)		269,000	83,423
Perfect World Co. Ltd. (A Shares)		3,950	9,726
PetroChina Co. Ltd.:
(A Shares)		52,400	37,953
(H Shares)		848,000	354,245
Pharmaron Beijing Co. Ltd.:
(A Shares)		1,200	36,766
(H Shares) (c)		6,100	133,521
PICC Property & Casualty Co. Ltd. (H Shares)		260,000	210,110
Ping An Bank Co. Ltd. (A Shares)		41,700	114,165
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		25,800	214,300
(H Shares)		244,000	2,135,206
Poly Developments & Holdings (A Shares) (a)		25,500	39,504
Poly Property Development Co. Ltd. (H Shares)		4,200	23,699
Postal Savings Bank of China Co. Ltd.		89,100	64,673
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		261,000	168,601
Power Construction Corp. of China Ltd. (A Shares)		29,700	22,385
Proya Cosmetics Co. Ltd. (A Shares)		500	12,466
Qianhe Condiment and Food Co. Ltd. (A Shares)		2,640	9,810
Qingdao Rural Commercial Bank Corp. (A Shares)		8,100	4,876
Raytron Technology Co. Ltd. (A Shares)		908	15,836
Risesun Real Estate Development Co. Ltd. (A Shares)		10,000	7,042
Riyue Heavy Industry Co. Ltd. (A Shares)		1,900	10,233
Rongsheng Petrochemical Co. Ltd. (A Shares)		23,850	68,655
SAIC Motor Corp. Ltd. (A Shares)		15,800	44,846
Sailun Group Co. Ltd. A Shares		6,700	9,467
Sanan Optoelectronics Co. Ltd. (A Shares)		5,600	36,903
Sangfor Technologies, Inc.		1,100	41,198
Sanquan Food Co. Ltd. (A Shares)		1,240	2,927
Sany Heavy Industry Co. Ltd. (A Shares)		17,900	68,758
SDIC Capital Co. Ltd.		10,488	12,044
SDIC Power Holdings Co. Ltd. (A Shares)		19,500	25,622
Sealand Securities Co. Ltd. (A Shares)		7,700	4,659
Seazen Holdings Co. Ltd. (A Shares)		6,300	30,879
SF Holding Co. Ltd. (A Shares)		10,500	96,055
SG Micro Corp. (A Shares)		450	25,969
Shaanxi Coal Industry Co. Ltd. (A Shares)		21,300	36,822
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		2,200	6,861
Shandong Gold Mining Co. Ltd.:
(A Shares)		21,140	57,451
(H Shares) (c)		6,250	11,067
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		4,260	20,379
Shandong Linglong Tyre Co. Ltd. (A Shares)		3,000	17,360
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		24,200	19,176
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		1,700	9,011
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		1,900	13,744
Shandong Sun Paper Industry JSC Ltd. (A Shares)		5,300	9,490
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		92,000	164,794
Shanghai Bailian Group Co. Ltd. (A Shares)		3,400	8,019
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		1,960	21,091
Shanghai Baosight Software Co. Ltd. (A Shares)		2,340	24,191
Shanghai Construction Group Co. Ltd. (A Shares)		11,298	4,669
Shanghai Electric Group Co. Ltd. (A Shares)		16,600	10,430
Shanghai Electric Power Co. Ltd. (A Shares)		3,400	3,562
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		26,500	242,454
Shanghai International Airport Co. Ltd. (A Shares)		1,900	11,336
Shanghai International Port Group Co. Ltd. (A Shares)		18,300	13,963
Shanghai Jahwa United Co. Ltd. (A Shares)		1,500	11,266
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		2,200	13,789
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		3,480	8,127
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		126,361	119,158
Shanghai M&G Stationery, Inc. (A Shares)		1,900	20,760
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		2,500	7,363
(H Shares)		33,500	71,387
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		58,900	82,314
Shanghai Putailai New Energy Technology Co. Ltd.		1,440	28,522
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		12,700	14,427
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		6,700	10,110
Shanghai Zhangjiang High Ltd. (A Shares)		3,900	10,315
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		6,600	12,768
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		9,400	12,613
Shanxi Securities Co. Ltd. (A Shares)		5,070	4,935
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		12,000	18,999
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		2,660	117,738
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		9,330	12,779
Shenergy Co. Ltd. (A Shares)		6,400	5,676
Shenghe Resources Holding Co. Ltd. (A Shares)		3,700	14,150
Shengyi Technology Co. Ltd.		4,600	19,578
Shennan Circuits Co. Ltd. (A Shares)		940	17,690
Shenwan Hongyuan Group Co. Ltd. (A Shares)		49,000	32,533
Shenzhen Airport Co. Ltd. (A Shares) (a)		2,900	3,124
Shenzhen Capchem Technology Co. Ltd. (A Shares)		1,100	19,407
Shenzhen Energy Group Co. Ltd. (A Shares)		8,340	11,074
Shenzhen Goodix Technology Co. Ltd. (A Shares)		800	14,769
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		1,600	3,739
Shenzhen Inovance Technology Co. Ltd. (A Shares)		5,550	66,877
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		2,000	5,705
Shenzhen Kangtai Biological Products Co. Ltd.		1,500	29,483
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		2,600	157,072
Shenzhen MTC Co. Ltd. (A Shares) (a)		11,600	11,220
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		18,200	18,168
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (a)		2,000	8,410
Shenzhen SC New Energy Technology Corp. (A Shares)		800	20,119
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)		1,400	8,769
Shenzhen Sunway Communication Co. Ltd. (A Shares)		1,400	5,605
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		3,640	10,591
Siasun Robot & Automation Co. Ltd. (A Shares) (a)		2,200	3,793
Sichuan Chuantou Energy Co. Ltd. (A Shares)		13,400	22,709
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		2,400	6,812
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)		10,400	9,786
Sichuan Swellfun Co. Ltd. (A Shares)		1,000	15,823
Sinolink Securities Co. Ltd. (A Shares)		8,100	13,438
Sinoma Science & Technology Co. Ltd. (A Shares)		4,600	18,232
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		8,500	4,236
(H Shares)		6,000	1,251
Sinopharm Group Co. Ltd. (H Shares)		46,800	122,854
Sinotrans Ltd.		5,900	4,246
Sinotrans Ltd. (H Shares)		10,000	3,693
SKSHU Paint Co. Ltd. (A Shares)		840	19,901
Songcheng Performance Development Co. Ltd. (A Shares)		6,120	12,000
Soochow Securities Co. Ltd. (A Shares)		8,600	10,435
Southwest Securities Co. Ltd. (A Shares)		13,000	9,134
Spring Airlines Co. Ltd. (A Shares)		2,200	16,163
STO Express Co. Ltd. (a)		2,200	2,268
Sungrow Power Supply Co. Ltd. (A Shares)		3,200	83,102
Suning.com Co. Ltd. (A Shares)		16,800	15,340
Sunwoda Electronic Co. Ltd. (A Shares)		3,300	17,222
Suofeiya Home Collection Co. Ltd. (A Shares)		1,300	3,845
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		2,300	7,518
Suzhou Gold Mantis Consolidated Co. Ltd.		3,800	4,017
Suzhou Maxwell Technologies Co. Ltd. (A Shares)		200	20,192
Tangshan Jidong Cement Co. Ltd. A Shares		2,000	3,680
TBEA Co. Ltd. (A Shares)		7,600	17,796
TCL Corp. (A Shares)		30,400	34,769
The Pacific Securities Co. Ltd. (A Shares) (a)		9,800	4,717
Thunder Software Technology Co. Ltd. (A Shares)		900	20,339
Tianfeng Securities Co. Ltd. (A Shares) (a)		15,200	10,068
Tianjin 712 Communication & Broadcasting Co. Ltd.		1,900	11,853
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)		4,400	2,962
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		6,100	47,260
Tianma Microelectronics Co. Ltd. (A Shares)		4,800	10,400
Tianshui Huatian Technology Co. Ltd. (A Shares)		3,800	8,357
Toly Bread Co. Ltd.		1,820	7,791
TongFu Microelectronics Co. Ltd. (A Shares)		1,600	5,752
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		3,400	5,820
Tongkun Group Co. Ltd. (A Shares)		4,500	18,052
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		22,400	12,758
Tongwei Co. Ltd. (A Shares)		9,800	65,551
Topchoice Medical Corp. (a)		700	34,175
Topsec Technologies Group, Inc.		1,600	4,522
Transfar Zhilian Co. Ltd.		4,400	4,828
TravelSky Technology Ltd. (H Shares)		37,000	62,848
Tsingtao Brewery Co. Ltd.:
(A Shares)		500	6,212
(H Shares)		22,000	173,539
Unigroup Guoxin Microelectronics Co. Ltd.		1,200	35,485
Unisplendour Corp. Ltd. (A Shares)		5,320	21,703
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		2,000	4,247
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)		7,500	47,339
Visionox Technology, Inc. (A Shares) (a)		1,900	2,982
Walvax Biotechnology Co. Ltd. (A Shares)		3,300	43,917
Wangfujing Group Co. Ltd.		1,700	6,788
Wangsu Science & Technology Co. Ltd. (A Shares)		3,600	3,454
Wanhua Chemical Group Co. Ltd. (A Shares)		6,800	119,678
Weichai Power Co. Ltd.:
(A Shares)		8,900	23,581
(H Shares)		78,000	170,631
Weifu High-Technology Group Co. Ltd. (A Shares)		1,200	3,751
Weihai Guangwei Composites Co. Ltd. (A Shares)		700	7,391
Wens Foodstuffs Group Co. Ltd. (A Shares)		13,260	25,816
Western Securities Co. Ltd. (A Shares)		8,100	9,226
Will Semiconductor Ltd.		2,100	98,181
Wingtech Technology Co. Ltd. (A Shares)		2,500	42,297
Winning Health Technology Group Co. Ltd. (A Shares)		4,690	10,438
Wuchan Zhongda Group Co. Ltd.		6,700	6,066
Wuhan Guide Infrared Co. Ltd. (A Shares)		4,494	19,071
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		4,400	13,183
Wuhu Token Science Co. Ltd. (A Shares)		3,400	4,720
Wuliangye Yibin Co. Ltd. (A Shares)		8,400	286,979
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		2,640	5,397
WuXi AppTec Co. Ltd.		5,160	119,787
WuXi AppTec Co. Ltd. (H Shares) (c)		14,664	324,183
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		1,920	22,583
Wuxi Shangji Automation Co. Ltd. (A Shares)		600	21,165
Wuxi Taiji Industry Co. Ltd. (A Shares)		3,000	4,336
XCMG Construction Machinery Co. Ltd. (A Shares)		15,300	13,805
Xiamen C&D, Inc. (A Shares)		4,100	4,486
Xiamen Intretech, Inc.		1,620	9,547
Xiamen Tungsten Co. Ltd. (A Shares)		2,000	9,273
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		3,436	7,684
(H Shares)		32,816	61,484
Yango Group Co. Ltd. (A Shares)		10,100	6,831
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		2,100	11,661
Yantai Jereh Oilfield Services (A Shares)		2,100	12,318
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		12,100	35,206
(H Shares)		46,000	68,309
Yealink Network Technology Corp. Ltd.		1,850	26,361
Yifan Pharmaceutical Co. Ltd. (A Shares)		2,000	4,222
Yifeng Pharmacy Chain Co. Ltd.		1,300	9,816
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)		3,000	31,433
Yintai Gold Co. Ltd. (A Shares)		3,920	5,539
Yixintang Pharmaceutical Group Co. Ltd. (A Shares)		1,100	4,961
Yonghui Superstores Co. Ltd. (A Shares)		13,100	8,191
Yonyou Network Technology Co. Ltd. (A Shares)		7,320	40,557
Youngor Group Co. Ltd. (A Shares)		11,100	10,926
YTO Express Group Co. Ltd. (A Shares)		6,100	8,525
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)(a)		1,900	5,875
Yunda Holding Co. Ltd. (A Shares)		5,180	10,454
Yunnan Aluminium Co. Ltd. (A Shares) (a)		6,800	14,955
Yunnan Baiyao Group Co. Ltd. (A Shares)		2,800	42,892
Yunnan Energy New Material Co. Ltd.		1,900	72,940
Yutong Bus Co. Ltd.		5,100	8,959
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		1,300	73,637
Zhaojin Mining Industry Co. Ltd. (H Shares)		41,500	40,586
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)		15,240	13,161
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		12,200	8,327
Zhejiang Chint Electric Co. Ltd. (A Shares)		3,800	24,906
Zhejiang Dahua Technology Co. Ltd. (A Shares)		6,000	19,621
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		1,100	9,561
Zhejiang Expressway Co. Ltd. (H Shares)		46,000	38,831
Zhejiang Fuchunjiang Hp Co. Ltd. (A Shares)		9,700	8,422
Zhejiang HangKe Technology, Inc. Co. (A Shares)		797	15,172
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		3,390	10,220
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		2,600	52,713
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		2,400	23,720
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)		1,800	13,129
Zhejiang Juhua Co. Ltd. (A Shares)		3,900	7,110
Zhejiang Longsheng Group Co. Ltd. (A Shares)		4,700	8,918
Zhejiang NHU Co. Ltd. (A Shares)		6,960	27,866
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		8,040	26,628
Zhejiang Satellite Petrochemical Co. Ltd. (A Shares)		3,780	21,277
Zhejiang Semir Garment Co. Ltd. (A Shares)		3,200	4,819
Zhejiang Supor Cookware Co. Ltd.		1,100	8,820
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		3,400	10,056
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		1,200	11,145
Zheshang Securities Co. Ltd. (a)		7,400	12,701
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)		17,800	96,317
Zhongji Innolight Co. Ltd. (A Shares)		900	5,943
Zhongjin Gold Co. Ltd. (A Shares)		8,500	10,787
Zhongtian Financial Group Co. Ltd. (A Shares) (a)		18,400	6,179
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		20,200	157,521
Zhuzhou Kibing Group Co. Ltd. (A Shares)		5,800	18,644
Zijin Mining Group Co. Ltd.:
(A Shares)		27,600	43,783
(H Shares)		254,000	360,189
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		14,000	16,489
(H Shares)		50,200	43,151
ZTE Corp.:
(A Shares)		4,100	24,620
(H Shares)		34,800	124,043

TOTAL CHINA			33,262,524

Colombia - 0.0%
Bancolombia SA		10,612	74,158
Ecopetrol SA		195,525	132,753
Grupo de Inversiones Suramerica SA		7,016	31,299
Interconexion Electrica SA ESP		16,125	90,729

TOTAL COLOMBIA			328,939

Cyprus - 0.0%
Ozon Holdings PLC ADR (a)		1,471	76,804
TCS Group Holding PLC unit		4,668	389,172

TOTAL CYPRUS			465,976

Czech Republic - 0.0%
CEZ A/S		6,620	183,830
Komercni Banka A/S (a)		3,059	113,687
MONETA Money Bank A/S (a)(c)		15,300	62,200

TOTAL CZECH REPUBLIC			359,717

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A		137	366,367
Series B		222	616,100
Ambu A/S Series B (d)		6,593	243,913
Carlsberg A/S Series B		3,818	705,943
Christian Hansen Holding A/S		4,154	373,602
Coloplast A/S Series B		4,624	845,755
Danske Bank A/S		27,031	474,152
Demant A/S (a)		4,015	245,407
DSV Panalpina A/S		8,025	1,955,382
Genmab A/S (a)		2,552	1,153,711
GN Store Nord A/S		5,090	446,095
H Lundbeck A/S		190	5,734
Novo Nordisk A/S Series B		66,522	6,158,032
Novozymes A/S Series B		8,099	636,322
ORSTED A/S (c)		7,217	1,071,905
Pandora A/S		3,766	487,640
Rockwool International A/S Series B		293	155,447
Tryg A/S		13,282	328,396
Vestas Wind Systems A/S		39,449	1,454,411

TOTAL DENMARK			17,724,314

Egypt - 0.0%
Commercial International Bank SAE (a)		32,728	119,013
Commercial International Bank SAE sponsored GDR (a)		27,852	101,103
Eastern Co. Sae		43,181	32,362
Elsewedy Electric Co.		4,627	2,572
Fawry for Banking & Payment Technology Services SAE		17,986	21,851

TOTAL EGYPT			276,901

Finland - 0.8%
Elisa Corp. (A Shares)		5,413	347,899
Fortum Corp.		17,138	472,468
Kesko Oyj		10,948	469,482
Kone OYJ (B Shares)		13,221	1,095,016
Neste Oyj		16,259	999,465
Nokia Corp. (a)		210,117	1,291,031
Nordea Bank ABP (Stockholm Stock Exchange)		125,087	1,464,820
Orion Oyj (B Shares)		4,512	192,096
Sampo Oyj (A Shares)		19,059	918,367
Stora Enso Oyj (R Shares)		23,232	459,821
UPM-Kymmene Corp.		20,408	833,758
Wartsila Corp.		17,977	270,617

TOTAL FINLAND			8,814,840

France - 6.3%
Accor SA (a)		6,412	227,122
Aeroports de Paris SA (a)		1,221	148,028
Air Liquide SA		18,296	3,181,832
Alstom SA		10,796	447,724
Amundi SA (c)		2,329	215,220
Arkema SA		2,314	294,399
Atos Origin SA		3,905	186,775
AXA SA		74,367	1,925,886
bioMerieux SA		1,544	184,164
BNP Paribas SA		43,499	2,652,534
Bollore SA		29,852	166,861
Bouygues SA		9,019	347,604
Bureau Veritas SA		11,380	375,827
Capgemini SA		6,188	1,337,809
Carrefour SA		24,154	448,701
CNP Assurances		6,143	104,607
Compagnie de St. Gobain		19,667	1,405,765
Compagnie Generale des Etablissements Michelin SCA Series B		6,612	1,080,021
Covivio		1,874	176,153
Credit Agricole SA		45,534	635,213
Danone SA		25,192	1,852,961
Dassault Aviation SA		94	111,954
Dassault Systemes SA		25,110	1,385,679
Edenred SA		9,205	534,834
EDF SA		17,610	214,434
Eiffage SA		3,061	312,058
ENGIE		69,565	928,532
Essilor International SA		11,018	2,080,238
Eurazeo SA		1,449	140,432
Faurecia SA		4,758	212,390
Gecina SA		1,735	275,483
Getlink SE		16,751	268,356
Hermes International SCA		1,214	1,856,299
Iliad SA		538	116,185
Ipsen SA		1,335	142,686
Kering SA		2,904	2,605,011
Klepierre SA		8,192	198,728
L'Oreal SA		9,734	4,453,245
La Francaise des Jeux SAEM (c)		4,128	220,847
Legrand SA		10,600	1,194,577
LVMH Moet Hennessy Louis Vuitton SE		10,733	8,593,563
Orange SA		77,392	861,307
Orpea		2,057	261,214
Pernod Ricard SA		8,184	1,806,709
Publicis Groupe SA		9,548	602,786
Remy Cointreau SA		876	192,452
Renault SA (a)		8,165	310,186
Safran SA		13,283	1,738,404
Sanofi SA		43,831	4,517,807
Sartorius Stedim Biotech		1,089	621,756
Schneider Electric SA		21,025	3,521,446
SCOR SE		6,154	172,211
SEB SA		1,018	169,185
Societe Generale Series A		31,758	930,056
Sodexo SA (a)		3,367	287,176
SR Teleperformance SA		2,279	961,352
Suez Environnement SA		12,713	296,639
Thales SA		4,034	423,502
Total SA		97,273	4,241,758
Ubisoft Entertainment SA (a)		3,363	213,193
Valeo SA		8,466	244,843
Veolia Environnement SA		20,832	684,027
VINCI SA		20,531	2,172,701
Vivendi SA		27,089	915,241
Wendel SA		1,131	158,851
Worldline SA (a)(c)		9,343	874,570

TOTAL FRANCE			70,420,109

Germany - 5.0%
adidas AG		7,383	2,680,849
Allianz SE		15,848	3,947,935
BASF AG		35,569	2,794,960
Bayer AG		38,230	2,277,707
Bayerische Motoren Werke AG (BMW)		12,128	1,206,768
Bechtle AG		1,028	212,370
Beiersdorf AG		3,795	450,857
Brenntag AG		5,675	566,832
Carl Zeiss Meditec AG		1,586	353,326
Commerzbank AG (a)		39,814	256,928
Continental AG		4,306	585,376
Covestro AG (c)		8,019	516,150
Daimler AG (Germany)		33,040	2,950,502
Delivery Hero AG (a)(c)		6,116	915,594
Deutsche Bank AG (a)		80,138	1,013,189
Deutsche Borse AG		7,329	1,223,684
Deutsche Lufthansa AG (a)		10,244	116,027
Deutsche Post AG		38,478	2,607,702
Deutsche Telekom AG		128,629	2,669,589
Deutsche Wohnen SE (Bearer)		13,122	819,393
E.ON AG		85,584	1,053,007
Evonik Industries AG		7,816	271,662
Fresenius Medical Care AG & Co. KGaA		7,891	621,979
Fresenius SE & Co. KGaA		16,028	842,666
GEA Group AG		5,703	252,950
Hannover Reuck SE		2,190	368,640
HeidelbergCement AG		5,855	519,384
HelloFresh AG (a)		6,478	607,692
Henkel AG & Co. KGaA		4,492	408,440
Hochtief AG		118	9,362
Infineon Technologies AG		50,716	1,938,070
KION Group AG		2,820	299,398
Knorr-Bremse AG		2,676	303,029
Lanxess AG		3,127	226,496
LEG Immobilien AG		2,622	414,765
Merck KGaA		5,013	1,026,693
MTU Aero Engines AG		2,114	529,382
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		5,436	1,469,603
Nemetschek Se		1,959	172,988
Puma AG		4,162	510,997
Rational AG		189	205,324
RWE AG		25,076	892,690
SAP SE		40,352	5,790,973
Scout24 AG (c)		3,411	292,224
Siemens AG		29,660	4,627,944
Siemens Healthineers AG (c)		10,429	688,840
Symrise AG		5,034	742,268
TeamViewer AG (a)(c)		6,355	213,720
Telefonica Deutschland Holding AG		40,195	108,427
Uniper SE		3,506	137,039
United Internet AG		3,804	157,486
Volkswagen AG		1,332	442,424
Vonovia SE		20,834	1,388,451
Zalando SE (a)(c)		8,334	926,931

TOTAL GERMANY			56,627,682

Greece - 0.0%
Alpha Bank AE (a)		82,249	106,214
EFG Eurobank Ergasias SA (a)		89,576	84,476
Ff Group (a)(b)		256	364
Hellenic Telecommunications Organization SA		9,810	178,979
Jumbo SA		3,890	61,834
OPAP SA		7,205	104,102

TOTAL GREECE			535,969

Hong Kong - 1.7%
AIA Group Ltd.		469,400	5,616,730
Bank of East Asia Ltd.		50,366	82,959
Beijing Enterprises Holdings Ltd.		23,000	71,476
BOC Hong Kong (Holdings) Ltd.		148,000	476,120
BYD Electronic International Co. Ltd.		24,500	123,901
China Everbright International Ltd.		131,888	71,450
China Everbright Ltd.		46,000	50,610
China Jinmao Holdings Group Ltd.		224,000	62,549
China Merchants Holdings International Co. Ltd.		48,131	67,014
China Overseas Land and Investment Ltd.		166,000	348,185
China Power International Development Ltd.		161,000	36,877
China Resources Beer Holdings Co. Ltd.		60,000	448,968
China Resources Pharmaceutical Group Ltd. (c)		68,500	36,669
China Resources Power Holdings Co. Ltd.		74,000	127,410
China Taiping Insurance Group Ltd.		56,800	79,815
China Traditional Chinese Medicine Holdings Co. Ltd.		114,000	71,148
CITIC Pacific Ltd.		217,000	234,560
CLP Holdings Ltd.		65,000	670,814
CSPC Pharmaceutical Group Ltd.		361,760	487,861
Far East Horizon Ltd.		58,000	61,872
Fosun International Ltd.		100,000	132,284
Galaxy Entertainment Group Ltd. (a)		86,000	583,208
Ganfeng Lithium Co. Ltd. (H Shares) (c)		3,300	70,789
Guangdong Investment Ltd.		110,000	154,006
Hang Lung Properties Ltd.		74,000	191,400
Hang Seng Bank Ltd.		29,500	565,997
Henderson Land Development Co. Ltd.		55,010	245,986
Hong Kong & China Gas Co. Ltd.		422,865	687,722
Hong Kong Exchanges and Clearing Ltd.		46,849	2,990,176
Hua Hong Semiconductor Ltd. (a)(c)		19,000	119,924
i-CABLE Communications Ltd. (a)		531	5
Lenovo Group Ltd.		294,000	273,905
Link (REIT)		86,205	824,206
MMG Ltd. (a)		108,000	55,034
MTR Corp. Ltd.		57,945	343,368
New World Development Co. Ltd.		56,267	266,812
PCCW Ltd.		42,064	22,030
Power Assets Holdings Ltd.		51,500	332,679
Shenzhen Investment Ltd.		73,881	20,725
Sino Land Ltd.		138,997	212,847
Sinotruk Hong Kong Ltd.		22,000	37,652
SJM Holdings Ltd. (a)		76,000	68,458
Sun Art Retail Group Ltd.		63,000	39,156
Sun Hung Kai Properties Ltd.		50,000	716,110
Swire Pacific Ltd. (A Shares)		17,000	105,551
Swire Properties Ltd.		40,200	114,323
Techtronic Industries Co. Ltd.		53,000	947,312
Wharf Holdings Ltd.		55,000	186,491
Yuexiu Property Co. Ltd.		60,800	56,566

TOTAL HONG KONG			19,591,710

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		14,717	117,286
OTP Bank PLC (a)		8,899	479,959
Richter Gedeon PLC		5,077	139,346

TOTAL HUNGARY			736,591

India - 3.0%
ACC Ltd.		3,164	101,891
Adani Enterprises Ltd.		9,913	189,377
Adani Green Energy Ltd. (a)		14,379	170,648
Adani Ports & Special Economic Zone Ltd.		18,276	165,814
Adani Total Gas Ltd. (a)		9,974	119,745
Adani Transmissions Ltd. (a)		9,986	120,010
Ambuja Cements Ltd.		23,974	132,586
Apollo Hospitals Enterprise Ltd.		3,585	194,576
Asian Paints Ltd.		14,810	589,354
Aurobindo Pharma Ltd.		13,798	170,119
Avenue Supermarts Ltd. (a)(c)		5,998	282,443
Axis Bank Ltd. (a)		89,180	850,373
Bajaj Auto Ltd.		2,290	117,963
Bajaj Finance Ltd.		10,792	904,096
Bajaj Finserv Ltd.		1,419	271,460
Balkrishna Industries Ltd.		3,232	103,200
Bandhan Bank Ltd. (c)		24,591	96,338
Berger Paints India Ltd.		9,709	110,165
Bharat Electronics Ltd.		42,385	105,273
Bharat Forge Ltd.		7,578	78,656
Bharat Petroleum Corp. Ltd.		30,443	182,428
Bharti Airtel Ltd.		95,683	722,866
Biocon Ltd. (a)		14,228	73,940
Britannia Industries Ltd.		4,201	193,449
Cholamandalam Investment and Finance Co. Ltd.		14,771	94,525
Cipla Ltd. (a)		17,614	217,985
Coal India Ltd.		51,790	99,827
Colgate-Palmolive Ltd.		5,332	122,242
Container Corp. of India Ltd.		8,276	71,680
Dabur India Ltd.		24,081	194,576
Divi's Laboratories Ltd.		5,361	353,785
DLF Ltd.		21,574	97,984
Dr. Reddy's Laboratories Ltd.		4,859	308,191
Eicher Motors Ltd.		5,266	179,226
GAIL India Ltd.		56,866	106,743
Godrej Consumer Products Ltd. (a)		13,328	177,089
Grasim Industries Ltd.		10,328	215,518
Havells India Ltd.		8,057	127,195
HCL Technologies Ltd.		43,574	600,741
HDFC Asset Management Co. Ltd. (c)		2,078	79,777
HDFC Standard Life Insurance Co. Ltd. (c)		34,618	309,214
Hero Motocorp Ltd.		4,615	171,537
Hindalco Industries Ltd.		59,070	353,418
Hindustan Petroleum Corp. Ltd.		21,956	77,126
Hindustan Unilever Ltd.		32,415	1,017,358
Housing Development Finance Corp. Ltd.		67,507	2,216,666
ICICI Bank Ltd.		200,963	1,844,912
ICICI Lombard General Insurance Co. Ltd. (c)		8,870	176,073
ICICI Prudential Life Insurance Co. Ltd. (c)		12,736	108,433
Indian Oil Corp. Ltd.		73,665	102,209
Indraprastha Gas Ltd.		11,533	86,524
Indus Towers Ltd.		22,183	66,271
Info Edge India Ltd.		2,766	194,020
Infosys Ltd.		132,888	2,898,935
InterGlobe Aviation Ltd. (a)(c)		3,386	75,029
Ipca Laboratories Ltd.		2,372	67,143
ITC Ltd.		108,871	300,135
JSW Steel Ltd.		34,304	340,048
Jubilant Foodworks Ltd.		2,772	140,762
Kotak Mahindra Bank Ltd. (a)		22,702	505,320
Larsen & Toubro Infotech Ltd. (c)		1,856	116,946
Larsen & Toubro Ltd.		26,762	576,486
Lupin Ltd.		10,694	159,295
Mahindra & Mahindra Ltd.		38,436	384,187
Marico Ltd.		24,458	179,857
Maruti Suzuki India Ltd.		5,041	473,136
Motherson Sumi Systems Ltd. (a)		47,560	149,921
MRF Ltd.		74	79,538
Muthoot Finance Ltd.		4,427	92,582
Nestle India Ltd.		1,270	302,412
NTPC Ltd.		198,799	316,074
Oil & Natural Gas Corp. Ltd.		85,640	132,820
Page Industries Ltd.		217	91,951
Petronet LNG Ltd.		24,427	71,710
PI Industries Ltd.		2,848	113,018
Pidilite Industries Ltd.		5,900	180,849
Piramal Enterprises Ltd.		3,428	106,911
Power Grid Corp. of India Ltd.		99,376	228,779
Power Grid Corporation of India Ltd. (a)		33,125	76,259
Rec Ltd.		33,633	68,358
Reliance Industries Ltd.		111,106	3,041,746
SBI Cards & Payment Services Ltd. (a)		6,411	89,404
SBI Life Insurance Co. Ltd. (c)		20,007	295,650
Shree Cement Ltd.		374	142,197
Shriram Transport Finance Co. Ltd.		7,129	133,300
Siemens India Ltd.		2,990	78,555
State Bank of India		71,975	418,043
Sun Pharmaceutical Industries Ltd.		32,669	340,099
Tata Consultancy Services Ltd.		36,187	1,541,769
Tata Consumer Products Ltd.		26,929	273,932
Tata Motors Ltd. (a)		60,726	240,716
Tata Steel Ltd.		23,154	446,707
Tech Mahindra Ltd.		22,868	372,057
Titan Co. Ltd.		12,992	299,629
Torrent Pharmaceuticals Ltd.		1,829	75,555
Trent Ltd.		5,902	73,267
Ultratech Cement Ltd.		3,795	388,936
United Spirits Ltd. (a)		11,399	98,245
UPL Ltd.		18,386	199,964
Vedanta Ltd.		42,732	173,501
Wipro Ltd.		55,383	437,404
Yes Bank Ltd. (a)		382,452	65,591
Zee Entertainment Enterprises Ltd.		2,645	7,213

TOTAL INDIA			33,279,556

Indonesia - 0.3%
Perusahaan Gas Negara Tbk PT Series B (a)		67,000	4,517
PT Adaro Energy Tbk		426,600	39,378
PT Aneka Tambang Tbk		325,100	56,647
PT Astra International Tbk		757,700	247,284
PT Bank Central Asia Tbk		438,200	904,427
PT Bank Mandiri (Persero) Tbk		700,500	276,015
PT Bank Negara Indonesia (Persero) Tbk		305,600	101,004
PT Bank Rakyat Indonesia Tbk		2,276,600	584,054
PT Barito Pacific Tbk		1,060,600	71,134
PT Charoen Pokphand Indonesia Tbk		280,000	118,583
PT Gudang Garam Tbk		13,900	31,524
PT Indah Kiat Pulp & Paper Tbk		94,200	44,291
PT Indocement Tunggal Prakarsa Tbk		60,900	37,056
PT Indofood CBP Sukses Makmur Tbk		66,300	37,247
PT Indofood Sukses Makmur Tbk		134,600	56,539
PT Kalbe Farma Tbk		726,200	63,268
PT Merdeka Copper Gold Tbk (a)		385,600	78,920
PT Sarana Menara Nusantara Tbk		769,400	77,937
PT Semen Gresik (Persero) Tbk		117,200	62,399
PT Telekomunikasi Indonesia Tbk Series B		2,102,500	471,294
PT Tower Bersama Infrastructure Tbk		285,400	63,345
PT Unilever Indonesia Tbk		301,500	87,974
PT United Tractors Tbk		65,200	88,136

TOTAL INDONESIA			3,602,973

Ireland - 0.5%
CRH PLC		27,295	1,364,180
CRH PLC sponsored ADR		3,648	181,999
DCC PLC (United Kingdom)		3,917	328,093
Flutter Entertainment PLC (a)		645	110,276
Flutter Entertainment PLC (Ireland) (a)		5,796	989,385
James Hardie Industries PLC CDI		17,412	584,329
Kerry Group PLC Class A		6,244	925,868
Kingspan Group PLC (Ireland)		5,939	646,039
Smurfit Kappa Group PLC		10,053	567,290

TOTAL IRELAND			5,697,459

Isle of Man - 0.1%
Entain PLC (a)		22,676	572,554
NEPI Rockcastle PLC		13,983	94,580

TOTAL ISLE OF MAN			667,134

Israel - 0.4%
Azrieli Group		1,505	120,307
Bank Hapoalim BM (Reg.)		45,407	362,413
Bank Leumi le-Israel BM (a)		57,601	441,563
Check Point Software Technologies Ltd. (a)		4,263	541,827
CyberArk Software Ltd. (a)		1,435	203,813
Elbit Systems Ltd. (Israel)		972	128,578
Icl Group Ltd.		27,623	201,244
Israel Discount Bank Ltd. (Class A) (a)		43,277	203,499
Mizrahi Tefahot Bank Ltd. (a)		5,442	165,221
NICE Systems Ltd. (a)		2,393	670,040
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		43,480	419,582
Wix.com Ltd. (a)		2,167	647,153

TOTAL ISRAEL			4,105,240

Italy - 1.1%
Amplifon SpA		4,925	243,506
Assicurazioni Generali SpA		41,272	824,958
Atlantia SpA (a)		18,395	333,862
DiaSorin SpA		1,007	204,448
Enel SpA		314,736	2,900,462
Eni SpA		97,992	1,158,816
FinecoBank SpA (a)		23,866	427,921
Infrastrutture Wireless Italiane SpA (c)		13,219	149,566
Intesa Sanpaolo SpA		635,126	1,754,566
Mediobanca SpA (a)		23,102	270,923
Moncler SpA		7,637	525,445
Nexi SpA (a)(c)		17,069	366,086
Poste Italiane SpA (c)		20,088	266,174
Prysmian SpA		9,767	350,132
Recordati SpA		3,835	237,381
Snam Rete Gas SpA		74,602	451,687
Telecom Italia SpA		378,884	166,701
Telecom Italia SpA (Risparmio Shares)		219,870	102,633
Terna SpA		53,411	424,757
UniCredit SpA		82,801	992,835

TOTAL ITALY			12,152,859

Japan - 13.4%
ABC-MART, Inc.		1,200	65,849
ACOM Co. Ltd.		13,200	54,025
Advantest Corp.		7,800	688,592
AEON Co. Ltd. (d)		25,900	708,749
AEON MALL Co. Ltd.		1,200	18,180
AGC, Inc.		7,400	316,447
Air Water, Inc.		500	7,452
Aisin Seiki Co. Ltd.		5,400	217,319
Ajinomoto Co., Inc.		17,400	443,298
Alfresa Holdings Corp.		200	3,030
Amada Co. Ltd.		900	9,250
Ana Holdings, Inc. (a)		5,500	128,883
Asahi Group Holdings		17,600	791,904
ASAHI INTECC Co. Ltd.		7,600	204,920
Asahi Kasei Corp.		48,300	526,708
Astellas Pharma, Inc.		72,400	1,153,142
Azbil Corp.		4,700	182,293
Bandai Namco Holdings, Inc.		7,800	504,692
Bank of Kyoto Ltd.		200	8,587
Bridgestone Corp.		22,200	978,018
Brother Industries Ltd.		8,900	179,696
Calbee, Inc.		500	11,467
Canon, Inc.		39,300	905,003
Capcom Co. Ltd.		6,500	178,046
Casio Computer Co. Ltd.		6,600	107,574
Central Japan Railway Co.		5,500	800,056
Chiba Bank Ltd.		18,300	104,103
Chubu Electric Power Co., Inc.		23,600	283,214
Chugai Pharmaceutical Co. Ltd.		26,100	961,799
Chugoku Electric Power Co., Inc.		1,000	9,042
Coca-Cola West Co. Ltd.		200	3,252
Concordia Financial Group Ltd.		41,700	149,277
Cosmos Pharmaceutical Corp.		800	135,564
CyberAgent, Inc.		15,000	269,977
Dai Nippon Printing Co. Ltd.		8,500	200,305
Dai-ichi Mutual Life Insurance Co.		39,800	732,521
Daifuku Co. Ltd.		4,000	356,228
Daiichi Sankyo Kabushiki Kaisha		66,500	1,316,987
Daikin Industries Ltd.		9,700	2,025,678
Daito Trust Construction Co. Ltd.		2,600	304,307
Daiwa House Industry Co. Ltd.		21,300	653,063
Daiwa House REIT Investment Corp.		78	231,785
Daiwa Securities Group, Inc.		59,400	312,346
DENSO Corp.		16,900	1,161,050
Dentsu Group, Inc.		8,700	302,360
Disco Corp.		1,100	312,338
East Japan Railway Co.		11,800	786,144
Eisai Co. Ltd.		9,200	756,726
ENEOS Holdings, Inc.		121,200	509,112
FANUC Corp.		7,500	1,679,758
Fast Retailing Co. Ltd.		2,300	1,559,867
Fuji Electric Co. Ltd.		5,200	227,570
FUJIFILM Holdings Corp.		14,100	1,011,856
Fujitsu Ltd.		7,600	1,292,991
Fukuoka Financial Group, Inc.		300	5,057
GLP J-REIT		153	274,049
GMO Payment Gateway, Inc.		1,800	230,691
Hakuhodo DY Holdings, Inc.		7,900	119,683
Hamamatsu Photonics K.K.		5,500	304,316
Hankyu Hanshin Holdings, Inc.		8,400	246,935
Harmonic Drive Systems, Inc.		1,600	88,091
Hikari Tsushin, Inc.		900	155,298
Hino Motors Ltd.		10,100	88,544
Hirose Electric Co. Ltd.		1,210	180,334
Hisamitsu Pharmaceutical Co., Inc.		2,100	91,404
Hitachi Construction Machinery Co. Ltd.		4,600	129,975
Hitachi Ltd.		37,600	2,162,723
Hitachi Metals Ltd.		8,000	155,982
Honda Motor Co. Ltd.		62,900	2,020,214
Hoshizaki Corp.		2,100	175,534
Hoya Corp.		14,500	2,036,120
Hulic Co. Ltd.		8,700	98,574
Ibiden Co. Ltd.		3,900	205,123
Idemitsu Kosan Co. Ltd.		7,466	175,749
Iida Group Holdings Co. Ltd.		5,000	119,867
INPEX Corp.		37,800	268,099
Isuzu Motors Ltd.		20,200	269,462
ITO EN Ltd.		1,800	105,829
Itochu Corp.		45,900	1,358,605
ITOCHU Techno-Solutions Corp.		4,500	137,619
Japan Airlines Co. Ltd. (a)		4,900	101,971
Japan Airport Terminal Co. Ltd. (a)		100	4,293
Japan Exchange Group, Inc.		20,300	461,724
Japan Post Bank Co. Ltd.		15,300	129,702
Japan Post Holdings Co. Ltd.		59,600	505,911
Japan Post Insurance Co. Ltd.		7,700	136,025
Japan Real Estate Investment Corp.		47	294,326
Japan Retail Fund Investment Corp.		298	311,025
Japan Tobacco, Inc.		45,900	896,900
JFE Holdings, Inc.		18,200	221,308
JSR Corp.		7,500	249,875
Kajima Corp.		18,500	238,147
Kakaku.com, Inc.		4,800	130,255
Kansai Electric Power Co., Inc.		26,700	251,858
Kansai Paint Co. Ltd.		6,600	161,293
Kao Corp.		18,800	1,131,973
KDDI Corp.		62,400	1,908,417
Keihan Electric Railway Co., Ltd.		100	2,735
Keikyu Corp.		400	4,725
Keio Corp.		3,900	218,455
Keisei Electric Railway Co.		5,200	154,869
Keyence Corp.		7,500	4,152,500
Kikkoman Corp.		5,400	330,680
Kintetsu Group Holdings Co. Ltd. (a)		6,400	214,977
Kirin Holdings Co. Ltd.		32,300	590,793
Kobayashi Pharmaceutical Co. Ltd.		2,200	174,869
Kobe Bussan Co. Ltd.		5,600	188,104
Koei Tecmo Holdings Co. Ltd.		2,090	97,923
Koito Manufacturing Co. Ltd.		3,900	236,762
Komatsu Ltd.		33,600	841,984
Konami Holdings Corp.		3,700	204,927
Kose Corp.		1,300	204,412
Kubota Corp.		39,600	828,094
Kuraray Co. Ltd.		600	5,571
Kurita Water Industries Ltd.		3,700	178,752
Kyocera Corp.		12,600	778,578
Kyowa Hakko Kirin Co., Ltd.		10,600	345,042
Kyushu Electric Power Co., Inc.		1,000	7,566
Kyushu Railway Co.		200	4,494
Lasertec Corp.		2,900	544,422
Lawson, Inc.		2,000	100,087
Lion Corp.		8,500	146,748
LIXIL Group Corp.		10,700	290,067
M3, Inc.		17,030	1,113,876
Makita Corp.		8,800	454,018
Marubeni Corp.		61,700	525,154
Marui Group Co. Ltd.		200	3,503
Mazda Motor Corp. (a)		22,500	221,960
McDonald's Holdings Co. (Japan) Ltd.		2,700	121,581
Medipal Holdings Corp.		7,300	136,877
Meiji Holdings Co. Ltd.		4,200	259,983
Mercari, Inc. (a)		3,600	187,703
Minebea Mitsumi, Inc.		13,600	367,212
Misumi Group, Inc.		11,200	387,950
Mitsubishi Chemical Holdings Corp.		50,700	425,419
Mitsubishi Corp.		48,700	1,365,976
Mitsubishi Electric Corp.		72,100	978,199
Mitsubishi Estate Co. Ltd.		46,200	724,736
Mitsubishi Gas Chemical Co., Inc.		6,100	126,165
Mitsubishi Heavy Industries Ltd.		13,000	375,612
Mitsubishi UFJ Financial Group, Inc.		473,000	2,498,709
Mitsubishi UFJ Lease & Finance Co. Ltd.		21,300	115,718
Mitsui & Co. Ltd.		59,800	1,372,554
Mitsui Chemicals, Inc.		6,900	220,034
Mitsui Fudosan Co. Ltd.		34,600	809,200
Miura Co. Ltd.		3,300	144,838
Mizuho Financial Group, Inc.		93,310	1,333,364
MonotaRO Co. Ltd.		9,800	224,755
MS&AD Insurance Group Holdings, Inc.		17,500	540,944
Murata Manufacturing Co. Ltd.		22,300	1,850,582
Nabtesco Corp.		4,300	161,488
Nagoya Railroad Co. Ltd. (a)		200	3,353
NEC Corp.		9,500	481,812
Nexon Co. Ltd.		19,000	390,946
NGK Insulators Ltd.		9,900	158,547
NGK Spark Plug Co. Ltd.		200	2,926
NH Foods Ltd.		2,800	112,936
Nidec Corp.		17,400	1,953,037
Nihon M&A Center, Inc.		11,200	310,360
Nintendo Co. Ltd.		4,300	2,210,643
Nippon Building Fund, Inc.		64	413,035
Nippon Express Co. Ltd.		3,100	226,454
Nippon Paint Holdings Co. Ltd.		27,900	354,011
Nippon Prologis REIT, Inc.		78	260,225
Nippon Sanso Holdings Corp.		6,300	138,686
Nippon Shinyaku Co. Ltd.		2,100	157,349
Nippon Steel & Sumitomo Metal Corp.		34,800	603,686
Nippon Telegraph & Telephone Corp.		49,800	1,275,284
Nippon Yusen KK		6,000	324,192
Nissan Chemical Corp.		4,600	225,463
Nissan Motor Co. Ltd. (a)		92,500	536,855
Nisshin Seifun Group, Inc.		6,600	106,409
Nissin Food Holdings Co. Ltd.		2,400	170,639
Nitori Holdings Co. Ltd.		3,000	570,229
Nitto Denko Corp.		5,640	419,043
Nomura Holdings, Inc.		120,400	602,913
Nomura Real Estate Holdings, Inc.		3,800	93,766
Nomura Real Estate Master Fund, Inc.		157	249,156
Nomura Research Institute Ltd.		13,500	433,162
NSK Ltd.		16,000	132,046
NTT Data Corp.		24,400	377,945
Obayashi Corp.		26,100	213,426
OBIC Co. Ltd.		2,700	473,032
Odakyu Electric Railway Co. Ltd.		11,100	264,914
Oji Holdings Corp.		30,500	175,847
Olympus Corp.		45,500	936,360
OMRON Corp.		7,300	624,698
Ono Pharmaceutical Co. Ltd.		14,900	337,578
Oracle Corp. Japan		1,300	96,814
Oriental Land Co. Ltd.		7,800	1,062,942
ORIX Corp.		47,500	827,857
ORIX JREIT, Inc.		111	211,467
Osaka Gas Co. Ltd.		14,200	265,295
Otsuka Corp.		4,400	228,212
Otsuka Holdings Co. Ltd.		15,400	612,136
Pan Pacific International Holdings Ltd.		15,190	316,109
Panasonic Corp.		84,500	1,020,343
PeptiDream, Inc. (a)		3,600	147,833
Persol Holdings Co. Ltd.		7,000	140,057
Pigeon Corp.		4,800	137,824
Pola Orbis Holdings, Inc.		3,200	76,248
Rakuten Group, Inc.		33,400	367,536
Recruit Holdings Co. Ltd.		52,700	2,731,475
Renesas Electronics Corp. (a)		49,200	529,650
Resona Holdings, Inc.		79,900	299,999
Ricoh Co. Ltd.		26,500	289,562
Rinnai Corp.		1,200	110,697
ROHM Co. Ltd.		3,500	338,818
Ryohin Keikaku Co. Ltd.		10,300	208,338
Santen Pharmaceutical Co. Ltd.		15,000	202,498
SBI Holdings, Inc. Japan		9,000	214,448
SCSK Corp.		1,700	101,964
Secom Co. Ltd.		8,300	628,232
Sega Sammy Holdings, Inc.		500	6,285
Seibu Holdings, Inc. (a)		400	4,488
Seiko Epson Corp.		10,500	180,662
Sekisui Chemical Co. Ltd.		16,900	289,613
Sekisui House Ltd.		24,400	483,254
Seven & i Holdings Co. Ltd.		29,400	1,311,840
SG Holdings Co. Ltd.		11,900	318,693
Sharp Corp.		7,500	115,196
Shimadzu Corp.		9,700	389,043
Shimamura Co. Ltd.		100	9,635
SHIMANO, Inc.		2,900	738,845
SHIMIZU Corp.		21,800	160,547
Shin-Etsu Chemical Co. Ltd.		13,700	2,234,871
Shinsei Bank Ltd.		300	3,968
Shionogi & Co. Ltd.		10,500	552,979
Shiseido Co. Ltd.		15,600	1,042,637
Shizuoka Bank Ltd.		18,100	130,712
SMC Corp.		2,200	1,299,485
SoftBank Corp.		109,400	1,428,897
SoftBank Group Corp.		48,600	3,056,243
Sohgo Security Services Co., Ltd.		2,800	130,423
Sompo Holdings, Inc.		12,100	500,239
Sony Group Corp.		48,900	5,108,412
Square Enix Holdings Co. Ltd.		3,200	165,389
Stanley Electric Co. Ltd.		5,000	129,484
Subaru Corp.		25,100	493,139
Sumco Corp.		11,100	256,725
Sumitomo Chemical Co. Ltd.		55,100	286,824
Sumitomo Corp.		42,400	576,213
Sumitomo Dainippon Pharma Co., Ltd.		6,300	109,086
Sumitomo Electric Industries Ltd.		28,000	397,788
Sumitomo Metal Mining Co. Ltd.		10,600	429,590
Sumitomo Mitsui Financial Group, Inc.		50,500	1,702,309
Sumitomo Mitsui Trust Holdings, Inc.		13,400	439,866
Sumitomo Realty & Development Co. Ltd.		11,400	371,563
Sundrug Co. Ltd.		200	6,472
Suntory Beverage & Food Ltd.		5,200	181,778
Suzuken Co. Ltd.		200	5,743
Suzuki Motor Corp.		14,300	581,803
Sysmex Corp.		6,500	769,655
T&D Holdings, Inc.		20,100	257,175
Taiheiyo Cement Corp.		200	4,660
Taisei Corp.		7,700	259,501
Taisho Pharmaceutical Holdings Co. Ltd.		1,200	66,943
Takeda Pharmaceutical Co. Ltd.		61,177	2,036,370
TDK Corp.		5,092	580,998
Teijin Ltd.		600	9,034
Terumo Corp.		25,200	978,031
THK Co. Ltd.		5,500	155,918
TIS, Inc.		8,100	209,320
Tobu Railway Co. Ltd.		6,700	174,227
Toho Co. Ltd.		3,800	165,431
Toho Gas Co. Ltd.		3,000	145,755
Tohoku Electric Power Co., Inc.		17,700	134,075
Tokio Marine Holdings, Inc.		24,200	1,153,398
Tokyo Century Corp.		1,400	76,569
Tokyo Electric Power Co., Inc. (a)		60,800	162,044
Tokyo Electron Ltd.		5,800	2,392,068
Tokyo Gas Co. Ltd.		13,900	263,109
Tokyu Corp.		18,700	250,631
Tokyu Fudosan Holdings Corp.		1,800	10,162
Toppan, Inc.		9,900	167,934
Toray Industries, Inc.		53,300	350,937
Toshiba Corp.		15,600	668,338
Tosoh Corp.		9,700	170,226
Toto Ltd.		5,300	274,806
Toyo Suisan Kaisha Ltd.		3,000	114,443
Toyoda Gosei Co. Ltd.		300	7,009
Toyota Industries Corp.		5,700	474,892
Toyota Motor Corp.		81,900	7,352,611
Toyota Tsusho Corp.		8,300	391,883
Trend Micro, Inc.		5,200	270,728
Tsuruha Holdings, Inc.		1,700	200,055
Unicharm Corp.		15,600	623,118
United Urban Investment Corp.		100	146,848
USS Co. Ltd.		7,700	133,217
Welcia Holdings Co. Ltd.		3,500	118,841
West Japan Railway Co.		6,500	353,161
Yakult Honsha Co. Ltd.		4,700	276,760
Yamada Holdings Co. Ltd.		26,400	124,173
Yamaha Corp.		5,400	299,236
Yamaha Motor Co. Ltd.		10,300	257,919
Yamato Holdings Co. Ltd.		11,600	334,314
Yamazaki Baking Co. Ltd.		600	8,226
Yaskawa Electric Corp.		9,500	470,409
Yokogawa Electric Corp.		9,600	147,688
Z Holdings Corp.		103,700	519,038
ZOZO, Inc.		4,400	149,401

TOTAL JAPAN			150,856,867

Korea (South) - 3.5%
Alteogen, Inc.		1,047	72,660
AMOREPACIFIC Corp.		1,020	195,990
AMOREPACIFIC Group, Inc.		1,053	52,615
BGF Retail Co. Ltd.		299	41,889
Celltrion Healthcare Co. Ltd.		3,301	307,547
Celltrion Pharm, Inc.		568	68,490
Celltrion, Inc. (a)		3,767	828,390
Cheil Worldwide, Inc.		2,121	44,526
CJ CheilJedang Corp.		299	121,389
CJ Corp.		568	48,288
CJ ENM Co. Ltd.		439	62,113
CJ Logistics Corp. (a)		790	120,615
Coway Co. Ltd.		2,012	149,753
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		1,113	31,379
Db Insurance Co. Ltd.		1,869	92,578
Doosan Bobcat, Inc. (a)		1,762	70,464
Doosan Heavy Industries & Construction Co. Ltd. (a)		8,438	159,206
DuzonBizon Co. Ltd.		743	53,948
E-Mart, Inc.		709	103,635
Fila Holdings Corp.		1,783	80,739
Green Cross Corp.		208	52,687
GS Engineering & Construction Corp.		2,162	82,616
GS Holdings Corp.		1,755	65,160
GS Retail Co. Ltd.		197	6,033
Hana Financial Group, Inc.		11,846	446,501
Hankook Tire Co. Ltd.		2,650	111,148
Hanmi Pharm Co. Ltd.		255	70,787
Hanon Systems		6,513	88,139
Hanwha Corp.		149	3,858
Hanwha Solutions Corp. (a)		4,511	153,007
HLB, Inc.		3,163	98,916
HMM Co. Ltd. (a)		10,110	350,810
Hotel Shilla Co.		1,227	99,522
HYBE Co. Ltd. (a)		530	133,102
Hyundai Engineering & Construction Co. Ltd.		2,966	140,741
Hyundai Fire & Marine Insurance Co. Ltd.		360	8,104
Hyundai Glovis Co. Ltd.		772	130,256
Hyundai Heavy Industries Holdi		1,715	101,910
Hyundai Mobis		2,596	600,154
Hyundai Motor Co.		4,800	907,734
Hyundai Steel Co.		2,990	140,064
Industrial Bank of Korea		9,889	88,359
Kakao Corp.		12,123	1,545,925
Kangwon Land, Inc. (a)		3,413	76,683
KB Financial Group, Inc.		15,814	700,864
Kia Corp.		10,230	741,896
KMW Co. Ltd. (a)		886	40,812
Korea Aerospace Industries Ltd.		2,736	76,899
Korea Electric Power Corp.		10,386	224,623
Korea Gas Corp. (a)		144	4,497
Korea Investment Holdings Co. Ltd.		1,589	132,192
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)		1,595	180,564
Korea Zinc Co. Ltd.		318	150,895
Korean Air Lines Co. Ltd. (a)		5,547	143,877
KT&G Corp.		4,305	307,351
Kumho Petro Chemical Co. Ltd.		657	115,982
LG Chemical Ltd.		1,562	1,140,917
LG Corp.		3,409	278,573
LG Display Co. Ltd. (a)		8,720	167,183
LG Electronics, Inc.		4,154	567,555
LG Household & Health Care Ltd.		389	492,341
LG Innotek Co. Ltd.		539	106,139
LG Uplus Corp.		7,099	89,603
Lotte Chemical Corp.		718	161,630
Lotte Confectionery Co. Ltd.		128	4,192
Lotte Shopping Co. Ltd.		426	39,726
LX Holdings Corp. (a)		1,484	13,453
Meritz Securities Co. Ltd.		9,029	38,458
Mirae Asset Securities Co. Ltd.		11,404	88,343
NAVER Corp.		4,825	1,814,461
NCSOFT Corp.		644	460,335
Netmarble Corp. (c)		860	103,326
NH Investment & Securities Co. Ltd.		5,266	58,016
Orion Corp./Republic of Korea		851	86,742
Ottogi Corp.		20	9,351
Pan Ocean Co., Ltd. (Korea)		10,223	66,956
Pearl Abyss Corp. (a)		1,065	68,366
POSCO		2,904	921,626
POSCO Chemtech Co. Ltd.		1,102	147,219
S-Oil Corp.		1,656	141,213
S1 Corp.		403	28,177
Samsung Biologics Co. Ltd. (a)(c)		649	501,067
Samsung C&T Corp.		3,092	379,540
Samsung Card Co. Ltd.		190	5,769
Samsung Electro-Mechanics Co. Ltd.		2,085	347,271
Samsung Electronics Co. Ltd.		185,580	12,637,522
Samsung Engineering Co. Ltd. (a)		5,860	118,699
Samsung Fire & Marine Insurance Co. Ltd.		1,236	229,989
Samsung Heavy Industries Co. Ltd. (a)(b)		17,699	100,412
Samsung Life Insurance Co. Ltd.		2,429	158,877
Samsung SDI Co. Ltd.		2,189	1,407,100
Samsung SDS Co. Ltd.		1,224	193,778
Samsung Securities Co. Ltd.		2,479	95,159
Seegene, Inc.		1,362	82,706
Shin Poong Pharmaceutical Co.		1,148	63,138
Shinhan Financial Group Co. Ltd.		18,709	632,727
Shinsegae Co. Ltd.		272	62,764
SK Biopharmaceuticals Co. Ltd. (a)		956	98,688
SK Chemicals Co. Ltd.		300	61,678
SK Holdings Co., Ltd.		1,162	270,148
SK Hynix, Inc.		21,204	2,069,338
SK Innovation Co., Ltd. (a)		1,987	436,093
SK Telecom Co. Ltd.		1,556	406,682
SKC Co. Ltd.		721	101,011
Woori Financial Group, Inc.		18,396	173,147
Yuhan Corp.		1,937	103,507

TOTAL KOREA (SOUTH)			38,859,593

Kuwait - 0.2%
Agility Public Warehousing Co. KSC		47,047	154,396
Boubyan Bank KSC		36,750	97,853
Gulf Bank		11,965	9,558
Kuwait Finance House KSCP		173,461	453,210
Mabanee Co. SAKC		28,988	69,660
Mobile Telecommunication Co.		81,313	159,947
National Bank of Kuwait		263,178	783,096

TOTAL KUWAIT			1,727,720

Luxembourg - 0.2%
Adecoagro SA (a)		3,490	33,364
ArcelorMittal SA (Netherlands)		27,972	974,715
Aroundtown SA		42,172	330,475
Eurofins Scientific SA		5,207	622,869
Globant SA (a)		1,630	389,831
InPost SA		7,040	137,962
Reinet Investments SCA		5,314	103,649
SES SA (France) (depositary receipt)		1,060	8,178
Tenaris SA		17,483	178,133

TOTAL LUXEMBOURG			2,779,176

Malaysia - 0.3%
AMMB Holdings Bhd		75,400	50,922
Axiata Group Bhd		94,660	83,669
CIMB Group Holdings Bhd		292,183	308,108
Dialog Group Bhd		144,500	94,165
DiGi.com Bhd		123,000	120,960
Fraser & Neave Holdings Bhd		6,200	36,436
Gamuda Bhd (a)		15,200	10,085
Genting Bhd		74,500	83,150
Genting Malaysia Bhd		102,300	66,907
Genting Plantations Bhd		6,100	9,540
Hap Seng Consolidated Bhd		17,700	32,296
Hartalega Holdings Bhd		63,600	106,100
Hong Leong Bank Bhd		30,100	128,389
Hong Leong Credit Bhd		5,400	22,061
IHH Healthcare Bhd		72,000	96,227
IOI Corp. Bhd		74,000	64,005
Kossan Rubber Industries Bhd		44,400	36,404
Kuala Lumpur Kepong Bhd		14,000	61,441
Malayan Banking Bhd		162,532	308,503
Malaysia Airports Holdings Bhd (a)		39,400	53,965
Maxis Bhd		104,900	105,894
MISC Bhd		45,500	72,239
Nestle (Malaysia) Bhd		1,800	56,730
Petronas Chemicals Group Bhd		92,500	176,232
Petronas Dagangan Bhd		9,100	39,678
Petronas Gas Bhd		24,900	89,923
PPB Group Bhd		19,740	84,667
Press Metal Bhd		115,200	131,579
Public Bank Bhd		582,800	549,655
QL Resources Bhd		32,900	44,049
RHB Capital Bhd		93,969	113,787
Sime Darby Bhd		81,700	41,624
Sime Darby Plantation Bhd		61,216	49,321
SP Setia Bhd (a)		1	0
Supermax Corp. Bhd		54,448	42,191
Telekom Malaysia Bhd		37,400	52,644
Tenaga Nasional Bhd		103,900	237,345
Top Glove Corp. Bhd		216,400	204,093
Westports Holdings Bhd		33,700	32,422

TOTAL MALAYSIA			3,897,406

Mexico - 0.5%
America Movil S.A.B. de CV Series L		1,336,500	1,119,890
Arca Continental S.A.B. de CV		17,700	107,109
Becle S.A.B. de CV		22,100	55,299
CEMEX S.A.B. de CV unit (a)		594,280	484,828
Coca-Cola FEMSA S.A.B. de CV unit		19,260	109,186
Fibra Uno Administracion SA de CV		124,000	135,174
Fomento Economico Mexicano S.A.B. de CV unit		77,100	672,690
Gruma S.A.B. de CV Series B		19,610	212,175
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		14,000	161,027
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		7,480	135,879
Grupo Bimbo S.A.B. de CV Series A		59,200	136,444
Grupo Carso SA de CV Series A1		17,900	58,494
Grupo Financiero Banorte S.A.B. de CV Series O		101,700	659,310
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		90,700	87,847
Grupo Mexico SA de CV Series B		121,700	557,627
Grupo Televisa SA de CV		94,600	256,243
Industrias Penoles SA de CV (a)		4,420	62,327
Kimberly-Clark de Mexico SA de CV Series A		61,600	99,736
Megacable Holdings S.A.B. de CV unit		7,400	25,948
Orbia Advance Corp. S.A.B. de CV		34,300	93,477
Promotora y Operadora de Infraestructura S.A.B. de CV		8,975	67,693
Telesites S.A.B. de C.V. (a)		39,100	32,645
Wal-Mart de Mexico SA de CV Series V		222,300	732,801

TOTAL MEXICO			6,063,849

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		99,000	100,387
HKT Trust/HKT Ltd. unit		145,000	197,036

TOTAL MULTI-NATIONAL			297,423

Netherlands - 3.5%
ABN AMRO Group NV GDR (a)(c)		15,685	182,770
Adyen BV (a)(c)		764	2,070,479
AEGON NV		72,641	309,276
Airbus Group NV (a)		22,808	3,128,546
Akzo Nobel NV		7,297	901,097
Argenx SE (a)		1,788	546,013
ASM International NV (Netherlands)		1,859	659,146
ASML Holding NV (Netherlands)		16,254	12,424,309
CNH Industrial NV		39,146	652,903
Davide Campari Milano NV		20,491	288,286
EXOR NV		3,878	319,167
Ferrari NV		4,823	1,051,858
Heineken Holding NV		4,557	448,406
Heineken NV (Bearer)		9,978	1,162,335
ING Groep NV (Certificaten Van Aandelen)		151,230	1,940,387
JDE Peet's BV		2,475	83,323
Just Eat Takeaway.com NV (a)(c)(d)		6,903	613,005
Koninklijke Ahold Delhaize NV		41,045	1,275,425
Koninklijke DSM NV		6,690	1,348,725
Koninklijke KPN NV		126,250	414,547
Koninklijke Philips Electronics NV		35,185	1,622,363
Koninklijke Vopak NV		2,920	123,625
NN Group NV		10,703	532,361
Prosus NV		18,629	1,662,051
QIAGEN NV (Germany) (a)		9,132	489,536
Randstad NV		4,818	349,551
Stellantis NV (Italy)		78,345	1,504,646
STMicroelectronics NV (France)		26,948	1,109,012
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		4,890	407,040
Wolters Kluwer NV		10,258	1,169,155
X5 Retail Group NV GDR		5,172	167,760
Yandex NV Class A (a)		12,299	836,538

TOTAL NETHERLANDS			39,793,641

New Zealand - 0.2%
Auckland International Airport Ltd. (a)		45,404	229,023
Fisher & Paykel Healthcare Corp.		23,354	513,342
Mercury Nz Ltd.		25,670	118,215
Meridian Energy Ltd.		46,815	170,256
Ryman Healthcare Group Ltd.		15,788	144,973
Spark New Zealand Ltd.		70,498	232,564
The a2 Milk Co. Ltd. (a)		27,070	117,307
Xero Ltd. (a)		5,211	536,444

TOTAL NEW ZEALAND			2,062,124

Norway - 0.4%
Adevinta ASA Class B (a)		9,892	190,176
DNB Bank ASA		35,228	721,925
Equinor ASA		39,494	770,859
Gjensidige Forsikring ASA		7,004	160,379
Mowi ASA		15,962	406,875
Norsk Hydro ASA		53,616	356,707
Orkla ASA		30,060	273,219
Schibsted ASA:
(A Shares)		3,362	178,246
(B Shares)		2,697	124,673
Telenor ASA		24,821	430,973
Yara International ASA		6,895	363,139

TOTAL NORWAY			3,977,171

Pakistan - 0.0%
Habib Bank Ltd.		14,655	11,424
Lucky Cement Ltd. (a)		11,147	60,911
MCB Bank Ltd.		27,755	27,623
Oil & Gas Development Co. Ltd.		9,423	5,415

TOTAL PAKISTAN			105,373

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		73,580	205,727
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)		8,069	66,650
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		78,140	58,826
Aboitiz Power Corp.		12,800	5,946
Altus Property Ventures, Inc. (a)		1	0
Ayala Corp.		12,580	183,870
Ayala Land, Inc.		318,400	208,463
Bank of the Philippine Islands (BPI)		70,530	113,678
BDO Unibank, Inc.		82,460	168,404
Globe Telecom, Inc.		795	29,607
GT Capital Holdings, Inc.		2,947	32,069
International Container Terminal Services, Inc.		41,510	129,238
JG Summit Holdings, Inc.		127,261	142,689
Jollibee Food Corp.		13,990	53,221
Manila Electric Co.		6,770	35,921
Megaworld Corp.		158,000	8,763
Metro Pacific Investments Corp.		341,200	23,910
Metropolitan Bank & Trust Co.		88,913	76,549
PLDT, Inc.		2,480	60,827
PUREGOLD Price Club, Inc.		6,400	5,164
SM Investments Corp.		9,205	167,808
SM Prime Holdings, Inc.		390,700	246,021
Universal Robina Corp.		34,420	87,316

TOTAL PHILIPPINES			1,838,290

Poland - 0.2%
Allegro.eu SA (a)(c)		13,188	226,276
Bank Polska Kasa Opieki SA		6,936	169,453
CD Projekt RED SA		2,524	121,543
Cyfrowy Polsat SA		9,461	83,890
Dino Polska SA (a)(c)		2,082	166,614
KGHM Polska Miedz SA (Bearer)		5,121	258,675
LPP SA		42	150,884
Orange Polska SA (a)		28,650	56,965
PGE Polska Grupa Energetyczna SA (a)		28,456	64,114
Polish Oil & Gas Co. SA		72,305	117,978
Polski Koncern Naftowy Orlen SA		11,173	211,540
Powszechna Kasa Oszczednosci Bank SA (a)		34,933	343,119
Powszechny Zaklad Ubezpieczen SA		23,209	226,517
Santander Bank Polska SA (a)		1,561	103,851

TOTAL POLAND			2,301,419

Portugal - 0.1%
Energias de Portugal SA		106,541	553,184
Galp Energia SGPS SA Class B		21,964	214,275
Jeronimo Martins SGPS SA		9,142	186,258

TOTAL PORTUGAL			953,717

Qatar - 0.2%
Barwa Real Estate Co.		95,650	80,387
Industries Qatar QSC (a)		57,214	209,779
Masraf al Rayan		138,411	164,223
Mesaieed Petrochemical Holding Co.		161,669	84,897
Ooredoo QSC		32,567	63,417
Qatar Electricity & Water Co.		16,220	73,505
Qatar Fuel Co.		19,794	97,801
Qatar Gas Transport Co. Ltd. (Nakilat)		111,338	92,960
Qatar International Islamic Bank QSC		30,645	77,534
Qatar Islamic Bank (a)		45,239	213,956
Qatar National Bank SAQ (a)		177,469	887,101
The Commercial Bank of Qatar (a)		75,770	114,456

TOTAL QATAR			2,160,016

Russia - 0.8%
Alrosa Co. Ltd.		90,440	160,246
Gazprom OAO		454,200	1,770,267
Inter Rao Ues JSC		1,756,400	104,457
Lukoil PJSC		16,231	1,393,788
Magnit OJSC GDR (Reg. S)		13,359	195,242
MMC Norilsk Nickel PJSC		1,983	685,395
MMC Norilsk Nickel PJSC sponsored ADR		4,660	161,050
Mobile TeleSystems OJSC sponsored ADR		16,138	138,625
Moscow Exchange MICEX-RTS OAO		50,310	119,083
Novatek PJSC GDR (Reg. S)		3,564	793,346
Novolipetsk Steel OJSC		52,690	186,185
PhosAgro OJSC GDR (Reg. S)		4,559	86,758
Polyus PJSC		1,196	229,115
Rosneft Oil Co. OJSC		41,430	307,452
Sberbank of Russia		412,075	1,722,793
Severstal PAO		5,945	145,293
Severstal PAO GDR (Reg. S)		1,440	35,424
Surgutneftegas OJSC		301,800	134,099
Tatneft PAO		53,305	355,786
VTB Bank OJSC		128,150,000	85,324

TOTAL RUSSIA			8,809,728

Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.		2,007	63,040
Advanced Polypropylene Co.		3,508	69,591
Al Rajhi Bank		47,657	1,410,497
Alinma Bank		35,889	207,656
Almarai Co. Ltd.		10,400	162,777
Arab National Bank		24,355	146,114
Bank Al-Jazira		12,636	65,296
Bank Albilad (a)		14,577	142,645
Banque Saudi Fransi		22,504	221,716
Bupa Arabia for Cooperative Insurance Co. (a)		1,960	72,120
Dar Al Arkan Real Estate Development Co. (a)		28,855	81,093
Dr Sulaiman Al Habib Medical Services Group Co.		1,754	80,161
Emaar The Economic City (a)		13,067	47,385
Etihad Etisalat Co.		11,686	100,177
Jarir Marketing Co.		2,299	123,336
Mobile Telecommunications Co. Saudi Arabia (a)		22,748	86,130
Mouwasat Medical Services Co.		1,695	81,803
National Industrialization Co. (a)		10,499	60,580
National Petrochemical Co.		4,003	49,525
Rabigh Refining & Petrochemical Co. (a)		7,011	48,511
Riyad Bank		54,148	378,274
Sabic Agriculture-Nutrients Co.		8,787	301,303
Sahara International Petrochemical Co.		13,224	118,298
Saudi Airlines Catering Co.		911	18,898
Saudi Arabian Mining Co. (a)		16,271	303,259
Saudi Arabian Oil Co.		82,677	768,263
Saudi Basic Industries Corp.		35,433	1,143,183
Saudi Cement Co.		1,772	30,664
Saudi Electricity Co.		34,695	239,601
Saudi Industrial Investment Group		7,199	70,831
Saudi Kayan Petrochemical Co. (a)		27,626	142,609
Saudi Telecom Co.		23,653	845,110
The Co. for Cooperative Insurance		1,845	41,471
The Saudi British Bank		33,931	278,657
The Saudi National Bank		85,488	1,253,690
The Savola Group		10,102	115,555
Yanbu National Petrochemical Co.		9,844	179,798

TOTAL SAUDI ARABIA			9,549,617

Singapore - 0.6%
Ascendas Real Estate Investment Trust		127,658	293,954
BOC Aviation Ltd. Class A (c)		7,500	55,059
CapitaLand Ltd.		105,345	313,325
CapitaMall Trust		177,856	282,217
City Developments Ltd.		12,800	64,711
DBS Group Holdings Ltd.		69,226	1,553,683
Genting Singapore Ltd.		233,500	139,588
Keppel Corp. Ltd.		63,500	257,290
Mapletree Commercial Trust		90,700	144,590
Mapletree Logistics Trust (REIT)		119,350	185,858
Oversea-Chinese Banking Corp. Ltd.		133,852	1,215,085
Singapore Airlines Ltd. (a)		45,900	172,767
Singapore Exchange Ltd.		32,900	288,462
Singapore Technologies Engineering Ltd.		66,700	197,400
Singapore Telecommunications Ltd.		334,200	559,898
Suntec (REIT)		11,900	12,823
United Overseas Bank Ltd.		45,003	872,858
UOL Group Ltd.		13,600	73,272
Venture Corp. Ltd.		11,800	165,642
Wilmar International Ltd.		87,500	280,914

TOTAL SINGAPORE			7,129,396

South Africa - 1.0%
Absa Group Ltd. (a)		29,081	270,797
African Rainbow Minerals Ltd.		3,817	77,881
Anglo American Platinum Ltd.		1,913	250,356
AngloGold Ashanti Ltd.		15,277	305,903
Aspen Pharmacare Holdings Ltd. (a)		14,848	182,995
Bidcorp Ltd. (a)		15,042	330,167
Bidvest Group Ltd./The		11,864	161,887
Capitec Bank Holdings Ltd.		3,171	352,081
Clicks Group Ltd.		9,555	172,875
Discovery Ltd. (a)		15,386	123,498
Exxaro Resources Ltd.		8,751	108,294
FirstRand Ltd.		206,091	764,652
Gold Fields Ltd.		32,350	319,480
Growthpoint Properties Ltd.		140,840	141,789
Harmony Gold Mining Co. Ltd.		19,739	80,934
Impala Platinum Holdings Ltd.		31,033	559,414
Kumba Iron Ore Ltd.		2,163	114,862
Mr Price Group Ltd.		9,702	144,359
MTN Group Ltd. (a)		66,289	476,923
MultiChoice Group Ltd.		13,893	115,269
Naspers Ltd. Class N		16,799	3,241,876
Nedbank Group Ltd. (a)		13,016	150,404
Northam Platinum Ltd. (a)		12,797	201,817
Old Mutual Ltd.		164,860	145,379
Rand Merchant Insurance Holdings Ltd.		24,635	52,276
Remgro Ltd.		21,860	166,241
Sanlam Ltd.		75,935	299,982
Sasol Ltd. (a)		22,229	331,411
Shoprite Holdings Ltd.		17,694	193,712
Sibanye Stillwater Ltd.		109,995	479,380
Spar Group Ltd./The		5,613	70,384
Standard Bank Group Ltd.		47,902	403,945
Tiger Brands Ltd.		7,533	99,232
Vodacom Group Ltd.		23,247	207,285
Woolworths Holdings Ltd. (a)		34,546	131,594

TOTAL SOUTH AFRICA			11,229,334

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA		9,403	247,179
Aena SME SA (a)(c)		3,136	499,235
Amadeus IT Holding SA Class A (a)		17,486	1,145,830
Banco Bilbao Vizcaya Argentaria SA		258,314	1,653,593
Banco Santander SA (Spain)		672,294	2,462,717
CaixaBank SA		180,537	536,179
Cellnex Telecom SA (c)		19,783	1,289,309
EDP Renovaveis SA		12,255	287,842
Enagas SA		9,614	220,793
Endesa SA		12,516	304,514
Ferrovial SA		18,667	553,593
Grifols SA		11,977	304,613
Iberdrola SA		229,400	2,760,850
Industria de Diseno Textil SA		41,977	1,423,709
Naturgy Energy Group SA		10,882	281,282
Red Electrica Corporacion SA		16,057	318,571
Repsol SA		59,617	652,980
Siemens Gamesa Renewable Energy SA		9,588	267,283
Telefonica SA		208,833	955,380

TOTAL SPAIN			16,165,452

Sweden - 2.2%
Alfa Laval AB		12,335	514,985
ASSA ABLOY AB (B Shares)		38,956	1,249,564
Atlas Copco AB:
(A Shares)		26,541	1,794,394
(B Shares)		14,581	828,104
Boliden AB		10,171	396,400
Electrolux AB (B Shares)		8,370	219,547
Embracer Group AB (a)		10,123	261,883
Epiroc AB:
(A Shares)		25,616	596,715
(B Shares)		14,282	287,020
EQT AB		9,366	451,523
Ericsson (B Shares)		114,204	1,317,249
Essity AB (B Shares)		23,682	774,416
Evolution AB (c)		6,524	1,136,493
Fastighets AB Balder (a)		3,658	252,751
H&M Hennes & Mauritz AB (B Shares) (a)		28,827	603,169
Hexagon AB (B Shares)		77,025	1,275,041
Husqvarna AB (B Shares)		15,086	211,173
ICA Gruppen AB		3,811	188,372
Industrivarden AB:
(A Shares)		4,833	192,907
(C Shares)		4,553	174,379
Investor AB (B Shares)		68,773	1,704,066
Kinnevik AB (B Shares)		9,780	426,605
L E Lundbergforetagen AB		3,102	221,396
Latour Investment AB (B Shares)		5,412	211,491
Lundin Petroleum AB		8,425	262,682
Nibe Industrier AB (B Shares)		55,117	658,198
Sandvik AB		43,248	1,126,868
Securitas AB (B Shares)		12,601	222,205
Sinch AB (a)(c)		19,790	399,782
Skandinaviska Enskilda Banken AB (A Shares)		62,955	852,354
Skanska AB (B Shares)		13,235	373,601
SKF AB (B Shares)		14,328	380,819
Svenska Cellulosa AB SCA (B Shares)		24,919	463,157
Svenska Handelsbanken AB (A Shares)		55,543	625,931
Swedbank AB (A Shares)		34,903	680,188
Swedish Match Co. AB		61,880	554,134
Tele2 AB (B Shares)		19,153	281,341
Telia Co. AB		106,295	466,624
Volvo AB:
(A Shares)		8,573	208,340
(B Shares)		54,808	1,290,870

TOTAL SWEDEN			24,136,737

Switzerland - 6.0%
ABB Ltd. (Reg.)		67,913	2,482,788
Adecco SA (Reg.)		5,897	353,358
Alcon, Inc. (Switzerland)		19,521	1,422,295
Baloise Holdings AG		1,900	300,149
Banque Cantonale Vaudoise		1,282	114,493
Barry Callebaut AG		129	326,968
Clariant AG (Reg.)		7,939	165,116
Coca-Cola HBC AG		7,485	282,889
Compagnie Financiere Richemont SA Series A		20,300	2,597,775
Credit Suisse Group AG		95,536	959,115
Ems-Chemie Holding AG		271	300,363
Geberit AG (Reg.)		1,440	1,182,394
Givaudan SA		358	1,787,135
Holcim Ltd.		20,311	1,190,610
Julius Baer Group Ltd.		9,080	599,298
Kuehne & Nagel International AG		2,076	700,365
Lindt & Spruengli AG		4	463,653
Lindt & Spruengli AG (participation certificate)		45	504,223
Logitech International SA (Reg.)		6,788	742,308
Lonza Group AG		2,891	2,251,008
Nestle SA (Reg. S)		111,137	14,073,243
Novartis AG		85,890	7,942,971
Partners Group Holding AG		880	1,504,311
Roche Holding AG:
(Bearer)		1,916	822,790
(participation certificate)		26,423	10,207,527
Schindler Holding AG:
(participation certificate)		1,498	484,864
(Reg.)		878	273,524
SGS SA (Reg.)		237	767,369
Siemens Energy AG (a)		16,129	438,912
Sika AG		5,504	1,938,871
Sonova Holding AG Class B		2,124	834,500
Straumann Holding AG		404	749,263
Swatch Group AG (Bearer)		1,184	395,647
Swatch Group AG (Bearer) (Reg.)		2,028	131,752
Swiss Life Holding AG		1,348	696,433
Swiss Prime Site AG		2,507	267,209
Swiss Re Ltd.		11,728	1,061,909
Swisscom AG		1,009	607,060
Temenos Group AG		2,601	413,472
UBS Group AG		143,217	2,362,049
Vifor Pharma AG		1,993	278,868
Zurich Insurance Group Ltd.		5,795	2,336,398

TOTAL SWITZERLAND			67,315,245

Taiwan - 4.0%
Accton Technology Corp.		19,000	222,643
Acer, Inc.		110,000	107,487
Advantech Co. Ltd.		14,798	193,332
ASE Technology Holding Co. Ltd.		128,500	565,991
Asia Cement Corp.		87,000	161,653
ASMedia Technology, Inc.		1,000	70,451
ASUSTeK Computer, Inc.		29,000	364,959
AU Optronics Corp.		302,000	224,070
Catcher Technology Co. Ltd.		27,000	179,154
Cathay Financial Holding Co. Ltd.		323,436	630,116
Chang Hwa Commercial Bank		170,841	101,340
Cheng Shin Rubber Industry Co. Ltd.		70,000	108,290
Chicony Electronics Co. Ltd.		3,030	8,750
China Development Finance Holding Corp.		499,000	252,475
China Life Insurance Co. Ltd.		64,586	60,966
China Steel Corp.		466,000	608,330
Chunghwa Telecom Co. Ltd.		148,000	611,307
Compal Electronics, Inc.		193,000	149,435
CTBC Financial Holding Co. Ltd.		724,000	593,459
Delta Electronics, Inc.		75,000	773,543
E.SUN Financial Holdings Co. Ltd.		420,591	399,292
ECLAT Textile Co. Ltd.		7,000	152,979
Evergreen Marine Corp. (Taiwan)		101,358	482,527
Far Eastern New Century Corp.		123,000	130,472
Far EasTone Telecommunications Co. Ltd.		58,000	125,827
Feng Tay Enterprise Co. Ltd.		15,200	125,881
First Financial Holding Co. Ltd.		383,128	312,171
Formosa Chemicals & Fibre Corp.		132,000	389,075
Formosa Petrochemical Corp.		48,000	167,411
Formosa Plastics Corp.		152,000	544,240
Foxconn Technology Co. Ltd.		32,000	70,853
Fubon Financial Holding Co. Ltd.		265,000	713,051
Giant Manufacturing Co. Ltd.		12,000	138,331
GlobalWafers Co. Ltd.		8,000	243,300
Highwealth Construction Corp.		12,600	22,152
HIWIN Technologies Corp.		9,599	110,553
Hon Hai Precision Industry Co. Ltd. (Foxconn)		484,800	1,917,646
Hotai Motor Co. Ltd.		12,000	254,269
Hua Nan Financial Holdings Co. Ltd.		326,371	225,733
Innolux Corp.		349,000	234,459
Inventec Corp.		95,000	79,899
Largan Precision Co. Ltd.		4,000	421,332
Lite-On Technology Corp.		83,000	190,954
MediaTek, Inc.		59,000	1,931,037
Mega Financial Holding Co. Ltd.		426,000	505,026
Micro-Star International Co. Ltd.		26,000	138,265
Nan Ya Plastics Corp.		205,000	640,395
Nan Ya Printed Circuit Board Corp.		9,000	128,724
Nanya Technology Corp.		43,000	111,980
Nien Made Enterprise Co. Ltd.		6,000	100,833
Novatek Microelectronics Corp.		23,000	423,501
Oneness Biotech Co. Ltd. (a)		8,000	55,323
Pegatron Corp.		73,000	176,158
Phison Electronics Corp.		9,000	153,957
Pou Chen Corp.		78,000	98,748
Powertech Technology, Inc.		26,000	103,130
President Chain Store Corp.		22,000	221,190
Quanta Computer, Inc.		105,000	291,146
Realtek Semiconductor Corp.		17,000	359,282
Ruentex Development Co. Ltd.		27,500	61,554
Shin Kong Financial Holding Co. Ltd.		362,953	119,277
Shin Kong Financial Holding Co. Ltd. rights (a)		20,440	710
Sinopac Holdings Co.		418,100	210,687
Synnex Technology International Corp.		49,000	93,157
Taishin Financial Holdings Co. Ltd.		402,193	244,293
Taiwan Business Bank		216,826	73,653
Taiwan Cement Corp.		200,535	378,556
Taiwan Cooperative Financial Holding Co. Ltd.		351,470	275,022
Taiwan High Speed Rail Corp.		83,000	90,306
Taiwan Mobile Co. Ltd.		57,000	212,312
Taiwan Semiconductor Manufacturing Co. Ltd.		955,000	19,978,304
The Shanghai Commercial & Savings Bank Ltd.		132,899	198,991
Unified-President Enterprises Corp.		189,000	496,157
Unimicron Technology Corp.		48,000	252,449
United Microelectronics Corp.		463,000	969,137
Vanguard International Semiconductor Corp.		38,000	157,595
Walsin Technology Corp.		11,000	79,293
Wan Hai Lines Ltd.		20,000	160,695
Win Semiconductors Corp.		12,000	149,060
Winbond Electronics Corp.		108,000	133,341
Wistron Corp.		100,763	100,298
Wiwynn Corp.		3,629	122,128
WPG Holding Co. Ltd.		55,400	108,407
Yageo Corp.		15,396	310,786
Yang Ming Marine Transport Corp. (a)		62,000	261,495
Yuanta Financial Holding Co. Ltd.		394,080	358,765

TOTAL TAIWAN			44,475,281

Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)		35,400	193,375
Advanced Information Service PCL NVDR		4,700	25,674
Airports of Thailand PCL (For. Reg.)		171,900	295,568
Asset World Corp. PCL (a)		326,600	36,377
B. Grimm Power PCL (For. Reg.)		25,000	30,052
Bangkok Bank PCL:
(For. Reg.)		16,800	51,893
NVDR		19,200	59,890
Bangkok Commercial Asset Management PCL		50,700	25,458
Bangkok Dusit Medical Services PCL:
unit		130,400	89,288
(For. Reg.)		292,100	200,008
Bangkok Expressway and Metro PCL		178,100	41,463
Bangkok Expressway and Metro PCL NVDR		58,800	13,689
Berli Jucker PCL:
unit		27,900	28,868
(For. Reg)		24,600	25,453
BTS Group Holdings PCL:
unit		52,400	13,554
(For. Reg.)		187,100	48,398
Bumrungrad Hospital PCL:
NVDR		3,700	13,512
(For. Reg.)		12,900	47,109
Carabao Group PCL NVDR		9,900	43,685
Central Pattana PCL (For. Reg.)		78,200	111,850
Central Retail Corp. PCL		101,817	96,054
Charoen Pokphand Foods PCL:
unit		23,800	18,831
(For. Reg.)		110,100	87,115
CP ALL PCL:
unit		34,200	61,406
(For. Reg.)		150,600	270,402
Delta Electronics PCL:
(For. Reg.)		10,100	179,501
NVDR		600	10,663
Electricity Generating PCL:
(For. Reg.)		6,900	35,907
NVDR		5,600	29,142
Energy Absolute PCL (For. Reg.)		54,700	99,046
Global Power Synergy Public Co. Ltd.		24,100	56,290
Gulf Energy Development PCL:
unit		31,600	32,215
(For. Reg.)		68,700	70,038
Home Product Center PCL (For. Reg.)		208,400	84,349
Indorama Ventures PCL (For. Reg.)		76,800	84,723
Intouch Holdings PCL:
(For. Reg.)		60,000	117,772
NVDR		20,600	40,435
Krung Thai Bank PCL (For. Reg.)		95,600	29,384
Krungthai Card PCL (For. Reg.)		31,000	58,255
Land & House PCL:
NVDR		16,100	3,822
(For. Reg.)		249,000	59,105
Minor International PCL:
unit (a)		21,500	19,465
warrants 9/30/21 (a)		1,750	22
warrants 5/5/23 (a)		3,716	534
warrants 5/5/23 (a)		741	106
warrants 2/15/24 (a)		3,368	394
warrants 2/15/24 (a)		671	78
(For. Reg.) (a)		105,465	95,483
Muangthai Leasing PCL		28,400	51,640
Osotspa PCL		17,500	18,773
Osotspa PCL unit		92,700	99,442
PTT Exploration and Production PCL:
(For. Reg.)		42,600	133,530
NVDR		23,200	72,721
PTT Global Chemical PCL:
(For. Reg.)		63,800	110,184
NVDR		28,800	49,738
PTT Oil & Retail Business PCL NVDR		104,300	88,080
PTT PCL:
(For. Reg.)		314,700	332,801
NVDR		55,300	58,481
Ratchaburi Electric Generating Holding PCL (For. Reg.)		15,300	19,789
SCG Packaging PCL NVDR		47,400	99,892
Siam Cement PCL:
(For. Reg.)		25,900	326,312
NVDR		3,300	41,576
Siam Commercial Bank PCL (For. Reg.)		33,400	95,037
Sri Trang Gloves Thailand PCL		23,800	27,161
Sri Trang Gloves Thailand PCL NVDR		18,600	21,226
Srisawad Corp. PCL:
warrants 8/29/25 (a)		712	282
(For. Reg.)		26,600	51,808
Thai Oil PCL (For. Reg.)		33,900	45,393
Thai Union Frozen Products PCL:
(For. Reg.)		95,300	64,384
NVDR		7,200	4,864
Total Access Communication PCL (For. Reg.)		21,000	24,125
True Corp. PCL:
unit		137,900	13,513
(For. Reg.)		278,900	27,330

TOTAL THAILAND			4,913,783

Turkey - 0.1%
Akbank TAS		100,112	62,496
Aselsan A/S		18,713	34,446
Bim Birlesik Magazalar A/S JSC		17,919	134,828
Eregli Demir ve Celik Fabrikalari T.A.S.		53,920	127,985
Ford Otomotiv Sanayi A/S		2,467	50,593
Haci Omer Sabanci Holding A/S		8,863	9,972
Koc Holding A/S		21,454	52,349
Turk Hava Yollari AO (a)		8,672	13,102
Turk Sise ve Cam Fabrikalari A/S		35,205	31,712
Turkcell Iletisim Hizmet A/S		51,846	94,635
Turkiye Garanti Bankasi A/S		87,184	88,157
Turkiye Is Bankasi A/S Series C		46,064	28,811
Turkiye Petrol Rafinerileri A/S (a)		3,865	43,026
Yapi ve Kredi Bankasi A/S		16,376	4,645

TOTAL TURKEY			776,757

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		111,554	213,198
Abu Dhabi National Oil Co. for Distribution PJSC		132,899	157,750
Aldar Properties PJSC (a)		137,953	149,102
Dubai Islamic Bank Pakistan Ltd. (a)		63,205	83,111
Emaar Malls Group PJSC (a)		25,528	13,205
Emaar Properties PJSC (a)		123,483	133,799
Emirates NBD Bank PJSC		96,421	351,753
Emirates Telecommunications Corp. (b)		63,452	393,860
First Abu Dhabi Bank PJSC		167,026	753,928

TOTAL UNITED ARAB EMIRATES			2,249,706

United Kingdom - 8.1%
3i Group PLC		38,623	686,912
Abrdn PLC		87,851	346,801
Admiral Group PLC		7,132	337,058
Anglo American PLC (United Kingdom)		50,253	2,226,910
Antofagasta PLC		15,520	322,406
Ashtead Group PLC		17,353	1,299,139
Associated British Foods PLC		13,777	384,341
AstraZeneca PLC (United Kingdom)		60,031	6,898,155
Auto Trader Group PLC (c)		37,445	339,257
Aveva Group PLC		4,448	242,857
Aviva PLC		150,330	809,297
BAE Systems PLC		123,443	989,709
Barclays PLC		672,159	1,626,006
Barratt Developments PLC		40,580	396,874
Berkeley Group Holdings PLC		4,561	307,163
BHP Group PLC		81,720	2,645,795
BP PLC		748,765	3,005,560
BP PLC sponsored ADR		6,677	161,450
British American Tobacco PLC (United Kingdom)		84,200	3,131,598
British Land Co. PLC		33,101	234,929
BT Group PLC (a)		347,225	837,868
Bunzl PLC		13,133	486,675
Burberry Group PLC		15,901	456,193
Coca-Cola European Partners PLC		8,029	498,280
Compass Group PLC (a)		69,325	1,465,662
Croda International PLC		5,477	641,017
Diageo PLC		90,221	4,473,722
Direct Line Insurance Group PLC		55,875	231,212
Evraz PLC		18,733	159,931
Fresnillo PLC		228	2,593
GlaxoSmithKline PLC		194,472	3,839,621
Halma PLC		14,827	595,409
Hargreaves Lansdown PLC		14,273	323,879
Hikma Pharmaceuticals PLC		6,472	238,036
HSBC Holdings PLC (United Kingdom)		788,720	4,353,885
Imperial Brands PLC		36,810	788,978
Informa PLC (a)		59,187	407,236
InterContinental Hotel Group PLC (a)		7,208	476,042
Intertek Group PLC		6,361	455,883
J Sainsbury PLC		67,364	265,271
JD Sports Fashion PLC		19,033	237,309
Johnson Matthey PLC		7,694	317,845
Kingfisher PLC		83,493	428,856
Land Securities Group PLC		26,169	258,116
Legal & General Group PLC		232,062	843,188
Lloyds Banking Group PLC		2,740,614	1,732,800
London Stock Exchange Group PLC		12,596	1,313,401
M&G PLC		95,528	299,295
Melrose Industries PLC		192,809	429,075
Mondi PLC		17,690	490,798
Mondi PLC		1,237	34,447
National Grid PLC		135,665	1,734,628
NatWest Group PLC		186,821	525,595
Next PLC		5,210	570,807
NMC Health PLC (a)		2,259	610
Ocado Group PLC (a)		17,919	462,032
Pearson PLC		29,270	352,717
Persimmon PLC		12,550	506,588
Phoenix Group Holdings PLC		24,075	227,356
Prudential PLC (a)		100,970	1,896,099
Reckitt Benckiser Group PLC		27,467	2,101,216
RELX PLC (London Stock Exchange)		74,317	2,183,775
Rentokil Initial PLC		73,547	579,442
Rio Tinto PLC		43,428	3,688,789
Rolls-Royce Holdings PLC		329,017	454,412
Royal Dutch Shell PLC:
Class A (United Kingdom)		167,265	3,362,184
Class B (United Kingdom)		134,724	2,662,035
Sage Group PLC		41,838	408,014
Schroders PLC		4,813	244,656
Segro PLC		44,191	747,855
Severn Trent PLC		9,386	365,303
Smith & Nephew PLC		34,351	700,993
Smiths Group PLC		15,986	345,641
Spirax-Sarco Engineering PLC		2,876	600,046
SSE PLC		40,737	818,506
St. James's Place Capital PLC		21,478	473,790
Standard Chartered PLC (United Kingdom)		104,079	624,974
Taylor Wimpey PLC		148,524	339,814
Tesco PLC		302,977	980,858
Unilever PLC		101,570	5,845,510
United Utilities Group PLC		26,825	400,087
Vodafone Group PLC		951,077	1,529,286
Vodafone Group PLC sponsored ADR (d)		16,730	273,201
Whitbread PLC (a)		8,057	341,129
WM Morrison Supermarkets PLC		90,725	337,464

TOTAL UNITED KINGDOM			90,460,152

United States of America - 0.2%
360 DigiTech, Inc. ADR (a)		3,095	65,769
Dada Nexus Ltd. ADR (a)		2,093	45,188
DiDi Global, Inc. ADR (d)		11,807	121,730
DouYu International Holdings Ltd. ADR (a)		3,389	13,658
Li Auto, Inc. ADR (a)		18,580	620,386
NICE Systems Ltd. sponsored ADR (a)		62	17,276
Southern Copper Corp.		3,166	207,816
Yum China Holdings, Inc.		17,027	1,058,909

TOTAL UNITED STATES OF AMERICA			2,150,732

TOTAL COMMON STOCKS
(Cost $893,596,559)			1,035,915,635

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN) (a)		6,100	60,271
Banco Bradesco SA (PN)		207,714	967,132
Bradespar SA (PN)		7,800	110,764
Braskem SA (PN-A) (a)		6,600	73,182
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		7,755	60,378
Companhia Energetica de Minas Gerais (CEMIG) (PN)		35,185	80,662
Companhia Paranaense de Energia-COPEL (PN-B)		29,000	34,077
Gerdau SA		43,200	255,472
Itau Unibanco Holding SA		192,350	1,119,033
Itausa-Investimentos Itau SA (PN)		170,547	365,768
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		180,400	932,091

TOTAL BRAZIL			4,058,830

Chile - 0.0%
Embotelladora Andina SA Class B		7,335	17,543
Sociedad Quimica y Minera de Chile SA (PN-B) (a)		5,137	245,381

TOTAL CHILE			262,924

Colombia - 0.0%
Bancolombia SA (PN)		13,668	97,981
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		3,013	258,770
Fuchs Petrolub AG		2,363	117,787
Henkel AG & Co. KGaA		6,455	654,541
Porsche Automobil Holding SE (Germany)		5,916	640,296
Sartorius AG (non-vtg.)		1,025	619,869
Volkswagen AG		7,079	1,725,679

TOTAL GERMANY			4,016,942

Korea (South) - 0.2%
AMOREPACIFIC Corp.		431	29,649
Hyundai Motor Co.		1,106	101,700
Hyundai Motor Co. Series 2		2,402	216,704
LG Chemical Ltd.		787	261,136
LG Household & Health Care Ltd.		89	51,882
Samsung Electronics Co. Ltd.		31,425	1,965,494

TOTAL KOREA (SOUTH)			2,626,565

Russia - 0.0%
Surgutneftegas OJSC		301,100	157,108
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $9,967,427)			11,220,350
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 5.5% 6/3/24 (Cost $58)	INR	4,201	57
		Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.06% (f)		64,772,980	64,785,935
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)		2,069,750	2,069,957
TOTAL MONEY MARKET FUNDS
(Cost $66,855,892)			66,855,892
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $970,419,936)			1,113,991,934
NET OTHER ASSETS (LIABILITIES) - 0.7%(h)			7,867,948
NET ASSETS - 100%			$1,121,859,882

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	408	Sept. 2021	$47,315,760	$207,273	$207,273
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	348	Sept. 2021	22,231,980	(827,069)	(827,069)
TME S&P/TSX 60 Index Contracts (Canada)	27	Sept. 2021	5,247,644	45,887	45,887
TOTAL FUTURES CONTRACTS					$(573,909)

The notional amount of futures purchased as a percentage of Net Assets is 6.7%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,105,806 or 2.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $4,516,936 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,017
Fidelity Securities Lending Cash Central Fund	14,984
Total	$29,001

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$20,499,225	$315,665,643	$271,378,714	$(219)	$--	$64,785,935	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	488,481	26,336,489	24,755,013	--	--	2,069,957	0.0%
Total	$20,987,706	$342,002,132	$296,133,727	$(219)	$--	$66,855,892

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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